CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (94.5% of Net Assets)
1251 Insurance Distribution Platform Payco, LP	Revolver	(4) (5) (6) (14)	Insurance	SOFR + 450	8.18%	3/31/2031	$1,937	$1,913	$1,915
1251 Insurance Distribution Platform Payco, LP	Term Loan	(3) (4) (5) (14)	Insurance	SOFR + 450	8.20%	3/31/2031	14,313	14,186	14,202
AAH Topco, LLC	Delayed Draw Term Loan, Class C	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	8.77%	12/31/2027	455	447	450
Acrisure, LLC	Term Loan, Tranche B6	(3) (4)	Insurance	SOFR + 300	6.67%	11/6/2030	8,127	8,127	7,860
Addev Group, Inc.	Term Loan	(4) (5)	Distributors	SOFR + 575	9.43%	10/28/2032	7,732	7,584	7,584
Addev Group, Inc.	Delayed Draw Term Loan, Acquisition Facility	(4) (5) (6)	Distributors	EURIBOR + 575	7.80%	10/28/2032	€1,111	1,178	1,156
ADPD Holdings, LLC	Revolver	(4) (5) (8) (13) (14)	Consumer Services	SOFR + 100, 5.00% PIK	9.88%	8/16/2028	888	880	769
ADPD Holdings, LLC	Term Loan	(3) (4) (5) (8) (13) (14)	Consumer Services	SOFR + 100, 5.00% PIK	9.88%	8/16/2028	11,420	11,295	9,899
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	403	401	399
Advanced Web Technologies Holding Company	Delayed Draw Term Loan, 4th Amendment	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	485	480	480
Advanced Web Technologies Holding Company	Term Loan, 4th Amendment	(3) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,044	1,032	1,025
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	739	737	731
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,069	1,066	1,058
Advanced Web Technologies Holding Company	Term Loan	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	3,954	3,945	3,914
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 425, 2.25% PIK	10.24%	12/17/2027	1,452	1,449	1,438
Advisor Group, Inc.	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 250	6.20%	8/2/2032	7,500	7,500	7,353
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(4) (14) (20)	Commercial Services & Supplies	SOFR + 275	6.41%	7/31/2028	11,011	10,923	10,979
AI Grace AUS Bidco Pty. Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Specialty Retail	SOFR + 525	8.92%	12/17/2029	18,286	18,283	17,869
Alera Group, Inc.	Term Loan, Tranche B	(4) (20)	Insurance	SOFR + 275	6.42%	5/28/2032	6,965	6,934	6,746
Align Precision Group, LLC	Delayed Draw Term Loan	(4) (5) (6) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.45%	7/3/2030	1,148	1,127	1,148
Align Precision Group, LLC	Term Loan, Tranche A1	(3) (4) (5) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.45%	7/3/2030	6,247	6,247	6,247
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B	(4) (20)	Insurance	SOFR + 250	6.17%	9/19/2031	9,863	9,853	9,778
Allied Benefit Systems Intermediate, LLC	Term Loan, 2nd Amendment	(3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	8.70%	10/31/2030	51,819	51,426	51,508
Allied Universal Holdco, LLC	Term Loan, Tranche B	(4) (20)	Commercial Services & Supplies	SOFR + 325	6.92%	8/20/2032	9,950	9,938	9,945
AllSpring Buyer, LLC	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 300	6.75%	11/1/2030	2,970	2,970	2,970

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Alpine Acquisition Corp. II	Term Loan	(4) (5) (6) (14)	Transportation	SOFR + 500	8.67%	1/14/2031	1,941	1,941	1,941
Alpine Acquisition Corp. II	Term Loan	(4) (5) (6) (14)	Transportation	SOFR + 525	8.92%	12/14/2031	2,588	2,588	2,588
Alpine Acquisition Corp. II	Term Loan	(4) (5)	Transportation	SOFR + 500	8.67%	1/14/2031	75	75	75
Alterra Mountain Co.	Term Loan, Tranche B9	(4) (14) (20)	Hotels, Restaurants & Leisure	SOFR + 250	6.17%	8/17/2028	3,143	3,135	3,137
American Airlines, Inc.	Term Loan, Tranche B	(4) (20)	Passenger Airlines	SOFR + 275	6.39%	5/28/2032	2,000	1,998	1,979
American Auto Auction Group LLC	Term Loan	(4) (20)	Automotives	SOFR + 450	8.20%	5/28/2032	1,496	1,489	1,484
AmpersCap LLC	Delayed Draw Term Loan, 1st Amendment	(4) (5) (6) (14)	Financial Services	SOFR + 525	8.95%	12/17/2032	4,549	4,266	4,293
AmpersCap LLC	Delayed Draw Term Loan	(3) (4) (5) (14)	Financial Services	SOFR + 525	8.95%	12/17/2032	29,431	29,150	29,182
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(3) (4)	Financial Services	SOFR + 250	6.17%	12/29/2031	3,648	3,648	3,590
Anticimex Global AB	Term Loan	(3) (4)	Commercial Services & Supplies	SOFR + 290	6.56%	11/17/2031	4,215	4,178	4,216
AP Plastics Acquisition Holdings, LLC	Term Loan, Tranche B	(3) (4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	8.51%	8/10/2030	18,878	18,855	18,859
AP Plastics Acquisition Holdings, LLC	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	8.51%	8/10/2030	128	128	127
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.68%	1/31/2028	751	743	747
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.68%	1/31/2028	146	145	146
Apex Companies Holdings, LLC	Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	3,167	3,130	3,147
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.68%	1/31/2028	1,204	1,204	1,196
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	2,458	2,458	2,442
Apex Companies Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	5,869	5,850	5,832
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	1,647	1,633	1,636
Apex Companies Holdings, LLC	Term Loan, Incremental	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	503	499	500
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	8.67%	1/31/2028	5,856	5,656	5,721
Appriss Health, LLC	Term Loan	(3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 475	8.52%	5/6/2028	6,498	6,463	6,493
Arcline FM Holdings, LLC	Term Loan	(4) (20)	Aerospace & Defense	SOFR + 275	6.45%	6/24/2030	5,955	5,943	5,957
Ardonagh Midco 3 Limited	Term Loan, Tranche B	(4) (20)	Insurance	SOFR + 275	6.40%	2/15/2031	4,950	4,950	4,830
Aretec Group, Inc.	Term Loan	(4) (20)	Capital Markets	SOFR + 300	6.67%	8/9/2030	8,966	8,957	8,845
Argenbright Holdings V, LLC	Term Loan	(5) (8)	Commercial Services & Supplies	14.00% PIK	14.00%	12/2/2030	55,843	54,519	54,167

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Armor Holdco Inc.	Term Loan	(4) (14) (20)	Commercial Services & Supplies	SOFR + 375	7.55%	12/10/2031	10,274	10,224	10,214
Artifact Bidco, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 415	7.85%	7/28/2031	17,611	17,413	17,611
Ascend Buyer, LLC	Term Loan, 4th Amendment	(3) (4) (5) (14)	Containers, Packaging & Glass	SOFR + 525	8.95%	9/29/2028	1,117	1,107	1,113
Ascend Buyer, LLC	Revolver	(4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 525	8.95%	9/29/2028	343	329	334
Ascend Buyer, LLC	Term Loan	(3) (4) (5) (14)	Containers, Packaging & Glass	SOFR + 525	8.95%	9/29/2028	16,116	15,976	16,057
Ascensus Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 300	6.67%	11/26/2032	9,896	9,865	9,726
Associations, Inc.	Delayed Draw Term Loan, Special Purpose	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	10.43%	7/2/2028	1,450	1,448	1,450
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(3) (4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	10.43%	7/2/2028	38,722	38,691	38,720
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	14,236	14,192	14,236
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	5,436	5,419	5,451
Aston Bidco (Holding) Limited	Term Loan	(4) (5) (13) (14)	Software	SONIA + 600	9.73%	7/31/2032	£11,329	14,613	14,432
Aston IntermediateCo Limited	Term Loan	(4) (5) (8) (13) (14)	Software	SONIA + 10.75% PIK	14.75%	7/31/2033	£11,305	14,640	14,402
Asurion, LLC	Term Loan, Tranche B14	(3) (4)	Insurance	SOFR + 400	7.67%	8/19/2028	958	935	956
Athenahealth Group, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 275	6.42%	2/15/2029	5,973	5,937	5,853
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	4,366	4,308	3,690
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	13,331	13,157	11,267
Athlete Buyer, LLC	Delayed Draw Term Loan C, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	4,019	3,968	3,397
Athlete Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	894	877	667
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	3,030	2,990	2,561
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	4/26/2029	1,476	1,456	1,247
Atlas US Finco, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.42%	12/9/2029	13,948	13,879	13,989
Atlas US Finco, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 475	8.42%	12/9/2029	2,847	2,795	2,855
Atlas US Finco, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 475	8.42%	12/9/2029	1,318	1,300	1,322
AuditBoard, Inc.	Delayed Draw Term Loan	(4) (5)	Software	SOFR + 450	8.20%	7/12/2031	7,143	7,088	7,039
AuditBoard, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 450	8.20%	7/12/2031	15,000	14,857	14,740
AuditBoard, Inc.	Term Loan, 1st Amendment	(3) (4) (5) (14)	Software	SOFR + 450	8.20%	7/12/2031	2,857	2,837	2,815
Avalara, Inc.	Term Loan	(4) (20)	Financial Services	SOFR + 275	6.45%	3/29/2032	3,955	3,938	3,860
Azuria Water Solutions, Inc.	Term Loan	(4) (5) (20)	Construction & Engineering	SOFR + 275	6.40%	1/27/2033	588	587	582
Azuria Water Solutions, Inc.	Delayed Draw Term Loan	(4) (5) (20)	Construction & Engineering	SOFR + 275	6.40%	1/27/2033	4,412	4,401	4,362

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (14)	Software	SOFR + 600	9.67%	3/19/2031	18,393	18,186	18,485
Azurite Intermediate Holdings, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 600	9.67%	3/19/2031	8,093	7,985	8,133
Barnes & Noble, Inc.	Term Loan	(3) (4) (5) (11) (13) (14)	Specialty Retail	SOFR + 716	10.93%	5/7/2030	1,595	1,564	1,547
Bausch & Lomb Corp.	Term Loan	(4) (20)	Health Care Providers & Services	SOFR + 375	7.42%	1/15/2031	14,838	14,765	14,856
BCPE Empire Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Trading Companies & Distributors	SOFR + 325	6.92%	12/11/2030	1,474	1,471	1,450
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(3) (4)	Containers, Packaging & Glass	SOFR + 275	6.42%	11/25/2031	9,009	8,970	8,728
BCTO Bobsled Purchaser, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.42%	1/14/2033	13,235	13,096	13,112
Berlin Packaging, LLC	Term Loan, Tranche B7	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 325	6.94%	6/9/2031	3,915	3,864	3,764
Bianalisi S.p.A.	Delayed Draw Term Loan	(4) (5)	Health Care Providers & Services	EURIBOR + 600	8.02%	2/26/2032	€16,634	17,074	18,842
Bianalisi S.p.A.	Term Loan	(4) (5)	Health Care Providers & Services	EURIBOR + 600	8.12%	2/26/2032	€35,485	36,410	40,195
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 410, 5.50% PIK	11.67%	6/4/2031	€17,158	18,283	18,692
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (8)	Hotels, Restaurants & Leisure	SOFR + 410, 5.50% PIK	13.27%	6/4/2031	27,746	27,094	26,012
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Acquisition Facility	(3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 410, 5.50% PIK	11.67%	6/4/2031	€1,174	1,362	1,279
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(3) (4) (5) (6) (8)	Hotels, Restaurants & Leisure	SOFR + 410, 5.50% PIK	13.27%	6/4/2031	1,532	1,458	1,327
Bingo Group Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.45%	7/10/2031	2,651	2,625	2,629
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.45%	7/10/2031	31	21	23
Bingo Group Buyer, Inc.	Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.45%	7/10/2031	8,477	8,392	8,408
Bingo Group Buyer, Inc.	Term Loan	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.45%	7/10/2031	2,492	2,418	2,427
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Software	SOFR + 550	9.17%	8/8/2028	451	447	445
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Software	SOFR + 550	9.17%	8/8/2028	167	165	164
BlueCat Networks, Inc.	Term Loan, Tranche A	(3) (4) (5) (14)	Software	SOFR + 550	9.17%	8/8/2028	3,199	3,170	3,153
BlueCat Networks, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 550	9.17%	8/8/2028	8,945	8,856	8,819
Boxer Parent Company Inc.	Term Loan, Tranche B	(3) (4)	Software	SOFR + 300	6.67%	7/30/2031	2,955	2,949	2,732
BradyIFS Holdings, LLC	Term Loan	(4) (20)	Distributors	SOFR + 350	7.19%	12/29/2032	10,000	9,856	9,831
BroadStreet Partners, Inc.	Term Loan, Tranche B4	(3) (4)	Insurance	SOFR + 250	6.17%	6/13/2031	4,897	4,864	4,770
Bullhorn, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 500	8.67%	10/1/2029	5,756	5,746	5,692

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Software	SOFR + 500	8.67%	10/1/2029	16,700	16,637	16,500
Bullhorn, Inc.	Term Loan	(3) (4) (5) (14)	Software	SONIA + 500	8.73%	10/1/2029	£10,422	13,028	13,642
Bullhorn, Inc.	Revolver	(4) (5) (6)	Software	SOFR + 500	8.67%	10/1/2029	184	180	169
BusinesSolver.com, Inc.	Term Loan, 5th Amendment	(3) (4) (5) (6) (14)	Software	SOFR + 450	8.20%	12/3/2032	10,781	10,718	10,575
Buyer's Edge Company, Inc.	Term Loan, Tranche B	(4) (5) (20)	Financial Services	SOFR + 275	6.42%	4/28/2031	1,596	1,577	1,592
Calabrio, Inc.	Term Loan	(3) (4) (5)	Computers & Electronics Retail	SOFR + 400	7.67%	11/26/2032	10,000	9,519	7,775
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(3) (4) (13)	Trading Companies & Distributors	SOFR + 400	7.77%	3/25/2031	2,937	2,931	2,934
Celerion Buyer, Inc.	Term Loan	(3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	8.93%	11/5/2029	1,525	1,500	1,519
Celerion Buyer, Inc.	Term Loan, 2nd Amendment	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 500	8.67%	11/5/2029	844	838	841
Celerion Buyer, Inc.	Term Loan, Incremental, 3rd Amendment	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 500	8.70%	11/5/2029	2,883	2,869	2,872
Central Parent, Inc.	Term Loan, Tranche B	(4) (20)	Software	SOFR + 325	6.95%	7/6/2029	1,965	1,619	1,395
Ceva Sante Animale S.A.	Term Loan, Tranche B	(3) (4)	Health Care Providers & Services	SOFR + 275	6.39%	11/8/2030	1,960	1,946	1,973
CFC Bidco 2022 Ltd.	Term Loan, Tranche B	(3) (4) (5)	Insurance	SOFR + 350	7.18%	7/1/2032	4,988	4,942	4,751
Chamberlain Group, Inc.	Term Loan, Tranche B	(4) (20)	Construction & Engineering	SOFR + 275	6.42%	9/8/2032	10,870	10,855	10,757
City Football Group Ltd.	Term Loan	(3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 350	7.28%	7/22/2030	6,821	6,805	6,795
Clarios Global LP	Term Loan, Tranche B	(4) (20)	Automotives	SOFR + 275	6.42%	1/28/2032	8,458	8,448	8,428
Cliffwater LLC	Term Loan	(3) (4) (5) (6) (14)	Financial Services	SOFR + 475	8.42%	4/22/2032	27,127	26,862	26,861
Cloud Software Group, Inc.	Term Loan, Tranche B	(4) (14) (20)	Software	SOFR + 325	6.95%	8/13/2032	8,955	8,955	8,167
Clydesdale Acquisition Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Containers, Packaging & Glass	SOFR + 325	6.92%	4/1/2032	8,907	8,848	8,297
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 375	7.79%	8/3/2029	3,174	3,174	3,179
ConnectWise, LLC	Term Loan, Tranche B	(4) (13) (14) (20)	Software	SOFR + 350	7.46%	9/29/2028	6,805	6,794	6,267
Cordstrap Holding B.V.	Term Loan	(3) (5) (8)	Transportation	11.00% PIK	11.00%	7/4/2027	€1,274	1,499	1,461
CoreLogic, Inc.	Term Loan	(4) (13) (14) (20)	Commercial Services & Supplies	SOFR + 350	7.28%	6/2/2028	7,012	7,004	6,692
CoreWeave Compute Acquisition Co., II, LLC	Delayed Draw Term Loan	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 962	13.32%	7/30/2028	2,534	2,510	2,559
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 1	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.70%	6/28/2029	2,226	2,204	2,204
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 10	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.69%	3/20/2030	647	639	641
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 11	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	4/23/2030	3,849	3,797	3,811

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 12	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	4/25/2030	936	923	927
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 2	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	7/26/2029	3,333	3,299	3,300
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 3	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	8/27/2029	6,519	6,451	6,454
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 4	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	10/11/2029	8,303	8,216	8,220
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 5	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	10/28/2029	4,264	4,219	4,221
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 6	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	11/25/2029	4,823	4,773	4,775
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 7	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.67%	12/10/2029	2,351	2,326	2,328
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 8	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	9.70%	12/31/2029	4,080	4,033	4,039
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 1	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.95%	9/30/2030	22,549	22,231	22,211
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 2	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.95%	11/19/2030	19,015	18,750	18,730
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 3	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.95%	12/30/2030	5,986	5,904	5,896
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment, 4	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 425	7.95%	2/13/2031	2,461	2,428	2,436
Cornerstone Building Brands, Inc.	Term Loan, Tranche B	(4) (20)	Building Products	SOFR + 450	8.17%	5/15/2031	11,004	10,734	5,227
Cornerstone Building Brands, Inc.	Term Loan	(4)	Building Products	SOFR + 563	9.30%	8/1/2028	9,410	9,373	5,034
Cornerstone OnDemand, Inc.	Term Loan	(4) (13) (14) (20)	Software	SOFR + 375	7.53%	10/16/2028	3,979	3,849	2,885
Cotiviti Holdings, Inc.	Term Loan	(4) (20)	Health Care Technology	SOFR + 275	6.41%	5/1/2031	4,905	4,894	4,510
Cotiviti Holdings, Inc.	Term Loan, 2nd Amendment	(4) (20)	Health Care Technology	SOFR + 275	6.41%	3/26/2032	4,963	4,919	4,558
Coupa Holdings, LLC	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 525	8.92%	2/27/2030	6,365	6,249	6,365
Creative Artists Agency, LLC	Term Loan, Tranche B	(4) (20)	Media	SOFR + 250	6.17%	10/1/2031	1,980	1,980	1,977
Crestyl Residential PL 1	Term Loan	(5) (8)	Real Estate Management & Development	12.00% PIK	12.00%	6/30/2031	€943	1,090	1,090
Crown Finance U.S., Inc.	Term Loan, Tranche B	(4) (20)	Media	SOFR + 450	8.15%	12/2/2031	1,500	1,491	1,483
CST Holding Company	Revolver	(4) (5) (6)	Consumer Goods: Non-Durable	SOFR + 500	8.67%	11/1/2028	71	67	71
CST Holding Company	Term Loan	(3) (4) (5) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	8.77%	11/1/2028	2,411	2,375	2,411
Cvent, Inc.	Term Loan, Tranche B	(4) (20)	Commercial Services & Supplies	SOFR + 275	6.42%	6/17/2030	1,000	948	949

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Da Vinci Purchaser Corp.	Term Loan	(4) (20)	Health Care Providers & Services	SOFR + 275	6.41%	2/25/2032	2,000	1,963	1,946
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(3) (4) (5) (8)	Financial Services	SONIA + 650, 1.50% PIK	11.73%	4/30/2031	£30,581	38,236	41,489
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.23%	4/30/2031	£33,563	42,526	46,312
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(3) (4) (5) (8)	Financial Services	SONIA + 650, 1.50% PIK	11.73%	4/30/2031	£3,834	5,081	5,557
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.23%	4/30/2031	£3,575	4,741	5,419
Dance Midco S.a.r.l.	Term Loan, Tranche B1	(3) (4) (5)	Hotels, Restaurants & Leisure	EURIBOR + 500	7.03%	10/25/2031	€38,383	40,922	43,811
Dance Midco S.a.r.l.	Delayed Draw Term Loan, Tranche B2	(4) (5) (6)	Hotels, Restaurants & Leisure	EURIBOR + 500	7.03%	10/25/2031	€15,082	16,164	17,132
Dayforce, Inc.	Term Loan	(4) (20)	Professional Services	SOFR + 300	6.66%	2/4/2033	19,000	18,953	17,950
DCA Investment Holdings, LLC	Term Loan, Incremental	(3) (4) (5) (14) (15)	Health Care Providers & Services	SOFR + 641	10.09%	4/3/2028	1,428	1,420	1,247
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(3) (4) (5) (14) (15)	Health Care Providers & Services	SOFR + 641	10.09%	4/3/2028	474	472	414
DCA Investment Holdings, LLC	Term Loan	(3) (4) (5) (14) (15)	Health Care Providers & Services	SOFR + 641	10.09%	4/3/2028	3,151	3,131	2,752
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (14) (15)	Health Care Providers & Services	SOFR + 650	10.18%	4/3/2028	607	597	530
Dealer Tire, LLC	Term Loan, Tranche B	(4) (20)	Distributors	SOFR + 300	6.67%	7/2/2031	4,489	4,489	4,466
Deerfield Dakota Holding, LLC	Revolver	(4) (5) (6) (14)	Financial Services	SOFR + 525	8.95%	9/13/2032	1,111	1,060	1,004
Deerfield Dakota Holding, LLC	Term Loan	(3) (4) (5) (8) (14)	Financial Services	SOFR + 300, 2.75% PIK	9.45%	9/13/2032	60,002	59,447	58,851
Delta TopCo, Inc.	Term Loan, Tranche B	(3) (4)	Computers & Electronics Retail	SOFR + 275	6.42%	11/30/2029	4,925	4,916	4,757
Deltatre Bidco Limited	Term Loan	(3) (4) (5) (8)	Entertainment	SOFR + 125, 9.00% PIK	13.93%	9/14/2028	6,023	5,943	5,571
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(3) (4) (5) (8)	Entertainment	EURIBOR + 125, 9.00% PIK	12.33%	9/14/2028	€20,818	22,516	21,777
Denali Intermediate Holdings, Inc.	Term Loan	(3) (4) (5) (6) (14)	Professional Services	SOFR + 550	9.18%	8/26/2032	7,168	7,095	7,102
Denali Midco 2, LLC	Delayed Draw Term Loan, 2022-1	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	562	555	558
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023-1	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	6,320	6,246	6,285
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2A	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	1,308	1,294	1,301
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2B	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	281	278	279
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	957	946	952

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	1,132	1,119	1,125
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 5	(4) (5) (6)	Consumer Services	SOFR + 525	8.92%	12/22/2028	8,844	8,742	8,780
Denali Midco 2, LLC	Term Loan, Incremental	(3) (4) (5) (14)	Consumer Services	SOFR + 525	8.92%	12/22/2028	4,201	4,152	4,178
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(4) (14) (20)	Software	SOFR + 325	6.92%	7/9/2032	5,676	5,651	5,669
Digital Intelligence Systems, LLC	Term Loan	(3) (4) (5) (13)	Consumer Services	SOFR + 725	11.00%	2/19/2030	25,190	24,775	24,371
Diligent Corporation	Term Loan, Tranche A1	(3) (4) (5) (6) (14)	Telecommunications	SOFR + 500	8.67%	8/4/2030	32,103	31,876	31,053
Diligent Corporation	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 500	8.67%	8/4/2030	757	739	660
Diligent Corporation	Term Loan, Tranche A1	(3) (4) (5) (14)	Telecommunications	SOFR + 500	8.67%	8/4/2030	5,503	5,469	5,348
Disco Parent, Inc.	Term Loan, Tranche B	(4) (5) (20)	Software	SOFR + 300	6.67%	8/6/2032	842	840	825
Dwyer Instruments, Inc.	Delayed Draw Term Loan, 4th Amendment	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	2,828	2,807	2,828
Dwyer Instruments, Inc.	Term Loan, 4th Amendment	(3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	21,613	21,451	21,613
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	966	961	966
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	1,383	1,375	1,383
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	2,405	2,379	2,405
Dwyer Instruments, Inc.	Term Loan	(3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.45%	7/20/2029	18,844	18,739	18,844
Edition Holding, Inc.	Term Loan	(3) (4) (5) (6)	Software	SOFR + 450	8.17%	12/18/2032	5,705	5,678	5,629
Edition Holding, Inc.	Delayed Draw Term Loan	(4) (5)	Software	SOFR + 450	8.17%	12/18/2032	804	801	796
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(3) (4) (14)	Utilities	SOFR + 300	6.70%	8/5/2032	8,063	8,043	8,071
Einstein Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 650	10.17%	1/22/2031	45,557	44,710	43,363
Electronics for Imaging, Inc.	Term Loan	(3) (4) (5) (14)	High Tech Industries	SOFR + 500	8.63%	7/23/2026	4,565	4,348	3,244
Element Materials Technology Group US Holdings, Inc.	Term Loan	(4) (14) (20)	Professional Services	SOFR + 350	7.20%	7/6/2029	6,547	6,537	6,560
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	9.45%	4/14/2028	1,190	1,184	1,156
Eliassen Group, LLC	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 575	9.45%	4/14/2028	19,709	19,590	19,140
Ellkay, LLC	Term Loan, 5th Amendment	(3) (4) (5) (6) (8) (14)	Health Care Providers & Services	SOFR + 325, 3.50% PIK	10.45%	9/14/2030	13,265	13,144	12,960
Embark Intermediate Holdings, LLC	Term loan, Tranche B	(3) (4) (5) (6) (14)	Professional Services	SOFR + 450	8.17%	9/2/2032	5,923	5,823	5,824
Embark Intermediate Holdings, LLC	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 450	8.17%	9/2/2032	95	84	84
Engineered Machinery Holdings, Inc.	Term Loan	(3) (4) (14)	Capital Equipment	SOFR + 325	6.95%	11/26/2032	1,910	1,907	1,915

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Enkindle Ltd.	Delayed Draw Term Loan	(4) (5) (6) (8) (11)	Financial Services	SONIA + 325, 3.50% PIK	10.47%	4/16/2031	£3,233	4,091	4,059
Enkindle Ltd.	Term Loan, Acquisition	(4) (5) (8) (11)	Financial Services	SONIA + 325, 3.50% PIK	10.48%	4/16/2031	£692	893	888
Enkindle Ltd.	Term Loan, Tranche B2	(4) (5) (8) (11)	Financial Services	SONIA + 375, 4.21% PIK	11.69%	4/16/2031	£10,436	13,783	13,433
Ensemble RCM LLC	Term Loan	(4) (20)	Health Care Technology	SOFR + 300	6.66%	2/9/2033	2,500	2,478	2,468
EOC Borrower, LLC	Term Loan, Tranche B	(4) (20)	Media	SOFR + 275	6.42%	3/24/2032	2,729	2,717	2,716
EP Wealth Advisors LLC	Delayed Draw Term Loan	(4) (5) (20)	Financial Services	SOFR + 300	6.66%	10/18/2032	2,000	2,000	2,000
Epicor Software Corp.	Term Loan	(4) (20)	Software	SOFR + 250	6.17%	5/30/2031	6,115	6,099	5,992
Espresso Bidco Inc.	Term Loan	(3) (4) (5) (6) (8)	Software	SOFR + 263, 3.13% PIK	9.45%	3/25/2032	29,870	29,442	29,415
Essential Services Holding Corp.	Term Loan	(3) (4) (5) (6) (8) (14)	Commercial Services & Supplies	SOFR + 275, 2.75% PIK	9.17%	6/17/2031	30,334	30,047	30,072
Essential Services Holding Corp.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	8.66%	6/17/2030	1,487	1,460	1,460
Ethos Bidco Ltd.	Term Loan, Tranche B	(4) (5)	Health Care Technology	SONIA + 525	8.98%	3/12/2033	£21,100	27,745	27,509
Excel Fitness Holdings, Inc.	Revolver	(4) (5) (6)	Hotels, Restaurants & Leisure	SOFR + 475	8.42%	4/29/2030	668	662	662
Excel Fitness Holdings, Inc.	Term Loan	(3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.45%	4/29/2030	11,979	11,810	11,891
Excelitas Technologies Corp.	Term Loan	(3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 525	9.02%	8/13/2029	49,599	49,566	49,563
Excelitas Technologies Corp.	Term Loan	(3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	7.16%	8/13/2029	€3,838	4,162	4,432
FCG Acquisitions, Inc.	Term Loan, Tranche B	(3) (4) (14)	Commercial Services & Supplies	SOFR + 325	6.92%	3/4/2033	6,779	6,764	6,771
Fertitta Entertainment, LLC	Term Loan, Tranche B	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 325	6.92%	1/27/2029	7,768	7,731	7,606
Fiesta Purchaser, Inc.	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 275	6.41%	2/12/2031	1,000	978	974
Finastra USA, Inc.	Term Loan	(4) (20)	Software	SOFR + 400	7.67%	9/15/2032	15,000	14,859	14,063
First Advantage Holdings, LLC	Term Loan, Tranche B	(4) (20)	Professional Services	SOFR + 275	6.45%	10/31/2031	4,303	4,285	4,182
First Eagle Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 350	7.20%	8/16/2032	365	360	359
First Eagle Holdings, Inc.	Term Loan	(4) (20)	Financial Services	SOFR + 350	7.20%	8/16/2032	2,135	2,111	2,102
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(3) (5)	Transportation	9.00%	9.00%	8/13/2027	12,989	12,907	12,957
Flynn Restaurant Group LP	Term Loan, Incremental	(4) (20)	Hotels, Restaurants & Leisure	SOFR + 375	7.42%	1/28/2032	9,763	9,705	9,576
Focus Financial Partners, LLC	Term Loan, Tranche B Incremental	(4) (20)	Capital Markets	SOFR + 250	6.17%	9/15/2031	4,975	4,975	4,808
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche A	(4) (5) (8)	Consumer Services	SOFR + 5.00% PIK	8.70%	6/30/2029	17	17	17
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche B	(4) (5) (8) (15)	Consumer Services	SOFR + 5.00% PIK	8.68%	6/30/2029	7	6	7
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (8)	Consumer Services	SOFR + 5.00% PIK	8.68%	6/30/2029	5	5	5

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan, 14th Amendment	(4) (5) (8)	Consumer Services	SOFR + 5.00% PIK	8.70%	3/5/2027	3	3	3
Fullsteam Operations LLC	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 525	8.89%	8/8/2031	8,164	8,057	7,982
Generator U.S. Buyer, Inc.	Term Loan	(3) (4) (5) (6) (14)	Machinery	SOFR + 450	8.20%	7/22/2030	3,776	3,709	3,704
Genesys Cloud Services Holdings II, LLC	Term Loan, Tranche B	(4) (20)	Software	SOFR + 250	6.17%	1/30/2032	8,920	8,900	8,522
Genmab AS	Term Loan	(4) (20)	Health Care Providers & Services	SOFR + 300	6.70%	12/13/2032	6,825	6,792	6,844
GFL Environmental Services Inc.	Term Loan, Tranche B	(4) (20)	Utilities	SOFR + 250	6.17%	3/3/2032	4,975	4,975	4,972
GI DI Emerald Intermediate Ltd.	Term Loan	(4) (5) (6) (14)	Business Services	SOFR + 475	8.38%	2/12/2033	8,826	8,664	8,661
GI DI Emerald Intermediate Ltd.	Term Loan	(4) (5) (14)	Business Services	EURIBOR + 475	6.74%	2/12/2033	€5,440	6,393	6,225
Global Medical Response, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Providers & Services	SOFR + 350	7.17%	9/20/2032	7,980	7,961	7,946
Goose Borrower, L.P.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.42%	3/2/2033	6,092	6,008	6,007
Grant Thornton Advisors, LLC	Term Loan, Tranche B	(4) (20)	Professional Services	SOFR + 275	6.42%	5/30/2031	2,494	2,344	2,318
Greenhouse Software, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 575	9.45%	9/1/2028	7,598	7,563	7,549
Greenhouse Software, Inc.	Term Loan, 2nd Amendment	(3) (4) (5) (6) (14)	Software	SOFR + 575	9.45%	9/1/2028	1,600	1,580	1,590
Gryphon Debt Merger Sub, Inc.	Term Loan, Tranche B	(4) (20)	Electronic Equipment, Instruments & Components	SOFR + 300	6.67%	9/13/2032	5,000	4,977	5,001
GS AcquisitionCo, Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (14)	Software	SOFR + 525	8.95%	5/25/2028	174	173	170
GS AcquisitionCo, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	8.92%	5/25/2028	342	341	327
GS AcquisitionCo, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 525	8.95%	5/25/2028	13,587	13,563	13,274
GTCR Everest Borrower, LLC	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 250	6.20%	9/5/2031	3,000	2,993	2,976
Guidehouse LLP	Term Loan	(3) (4) (5) (14)	Sovereign & Public Finance	SOFR + 475	8.42%	12/14/2030	40,387	40,386	40,161
Gymspa SAS	Term Loan, Acquisition	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	9.98%	5/14/2031	€3,691	4,014	4,245
Gymspa SAS	Delayed Draw Term Loan	(4) (5) (6) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	9.98%	5/14/2031	€923	957	1,053
Gymspa SAS	Term Loan	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	9.98%	5/14/2031	€19,839	21,573	22,817
Hadrian Acquisition Limited	Delayed Draw Term Loan	(3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 514, 3.14% PIK	12.01%	2/28/2029	£12,398	15,476	16,451
Hadrian Acquisition Limited	Term Loan, Acquisition	(3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 514, 3.14% PIK	12.01%	2/28/2029	£7,746	10,213	10,279
Hadrian Acquisition Limited	Term Loan, Tranche B2	(3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 514, 3.14% PIK	12.01%	2/28/2029	£20,894	27,476	27,656
Heartland Home Services, Inc.	Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	12/15/2026	6,699	6,683	6,573
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	9.55%	12/15/2026	4,703	4,696	4,608

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	12/15/2026	8,389	8,356	8,230
Heartland Home Services, Inc.	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	9.80%	12/15/2026	2,225	2,219	2,183
Heartland Home Services, Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 600	9.70%	12/15/2026	631	629	617
Hercules Borrower, LLC	Term Loan, 8th Amendment	(3) (4) (5) (6) (14)	Environmental Industries	SOFR + 475	8.45%	12/14/2028	8,246	8,191	8,245
HIG Intermediate, Inc.	Term Loan, 6th Amendment	(3) (4) (5) (6) (14)	Insurance	SOFR + 450	8.17%	6/11/2031	5,921	5,855	5,834
HighTower Holding, LLC	Term Loan, Tranche B	(4) (5) (20)	Capital Markets	SOFR + 275	6.41%	2/3/2032	3,491	3,474	3,450
Hoosier Intermediate, LLC	Term Loan	(3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	8.80%	11/15/2028	11,866	11,749	11,866
Horizon Avionics Buyer, LLC	Term Loan	(3) (4) (5) (6)	Aerospace & Defense	SOFR + 475	8.45%	3/28/2032	758	753	754
Horizon Avionics Buyer, LLC	Revolver	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 475	8.45%	3/26/2032	32	31	32
HS Spa Holdings Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 525	8.92%	6/2/2029	633	629	627
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	8.92%	6/2/2028	440	431	427
HS Spa Holdings Inc.	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 525	8.92%	6/2/2029	8,324	8,235	8,237
Hunter Douglas, Inc.	Term Loan, Tranche B	(4) (20)	Consumer Goods: Durable	SOFR + 300	6.70%	1/20/2032	6,221	6,194	6,185
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 425	8.05%	8/19/2028	1,565	1,561	1,393
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(4) (14) (20)	Insurance	SOFR + 275	6.42%	2/15/2031	8,754	8,732	8,467
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(4) (14) (20)	Insurance	SOFR + 275	6.42%	4/18/2030	4,902	4,887	4,775
Hyphen Solutions, LLC	Term Loan, 3rd Amendment	(3) (4) (5) (6) (14)	Software	SOFR + 450	8.17%	8/6/2032	4,510	4,483	4,421
IceFall Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 450	8.20%	1/26/2030	12,610	12,416	12,588
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	9.42%	8/18/2028	341	324	268
iCIMS, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 575	9.42%	8/18/2028	27,544	27,363	26,721
IEM New Sub 2, LLC	Term Loan	(3) (4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.37%	12/3/2031	16,891	16,796	16,810
IG Investments Holdings, LLC	Term Loan, Refinancing	(3) (4) (5) (6) (14)	IT Services	SOFR + 500	8.67%	9/22/2028	4,065	4,065	4,065
IGT Holding IV AB	Term Loan	(4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 300	6.70%	9/1/2031	5,365	5,356	5,311
IMA Financial Group, Inc.	Term Loan	(4) (20)	Insurance	SOFR + 300	6.67%	11/1/2028	3,491	3,478	3,456
Imprivata, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Technology	SOFR + 300	6.70%	12/1/2027	1,995	1,987	1,977
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	12.01%	5/28/2027	€21,981	26,426	25,407
Instructure Holdings, Inc.	Term Loan	(4) (20)	Software	SOFR + 275	6.44%	11/13/2031	6,734	6,719	6,449
ION Platform Finance US Inc.	Term Loan	(4) (20)	Financial Services	SOFR + 375	7.45%	10/7/2032	24,650	24,112	19,706
IQN Holding Corp.	Revolver	(4) (5) (6) (8) (14)	Professional Services	SOFR + 263, 3.13% PIK	9.46%	5/2/2028	285	284	276
IQN Holding Corp.	Term Loan	(3) (4) (5) (8) (14)	Professional Services	SOFR + 263, 3.13% PIK	9.46%	5/2/2029	6,929	6,895	6,796
Iron Infinity Buyer Sub, Inc.	Delayed Draw Term Loan, Tranche A	(3) (4) (5) (14)	Software	SOFR + 475	8.45%	10/16/2032	9,028	9,006	8,912

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Iron Infinity Buyer Sub, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.45%	10/16/2032		25,880	25,784	25,362
iSolved, Inc.	Term Loan	(3) (4)	Professional Services	SOFR + 275	6.42%	10/15/2030		4,411	4,395	4,193
Janney Montgomery Scott, LLC	Term Loan	(3) (4) (6)	Financial Services	SOFR + 275	6.45%	11/28/2031		5,516	5,492	5,498
Javelin Buyer, Inc.	Term Loan	(3) (4)	Financial Services	SOFR + 275	6.42%	12/5/2031		6,900	6,885	6,560
Jawbreaker Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.45%	1/31/2033		13,946	13,691	13,686
Jeg's Automotive, LLC	Term Loan	(3) (4) (5) (8) (14) (15)	Automotives	SOFR + 8.90% PIK	12.58%	12/31/2029		6,995	6,250	6,995
Jeg's Automotive, LLC	Revolver	(4) (5) (8) (14) (15)	Automotives	SOFR + 7.00% PIK	10.68%	12/31/2029		1,165	1,042	1,165
Jordanes Equity AS	Term Loan, Tranche A	(5)	Beverage, Food & Tobacco	10.00%	10.00%	12/27/2031	kr	291,278	24,180	28,578
Jordanes Equity AS	Delayed Draw Term Loan, Tranche B	(5)	Beverage, Food & Tobacco	10.00%	10.00%	12/27/2031	kr	166,445	13,817	16,330
Jupiter Borrower, Inc.	Term Loan B	(4) (20)	Financial Services	SOFR + 275	6.40%	3/25/2033		3,000	2,985	2,993
Kestra Advisor Services Holdings A, Inc.	Term Loan	(4) (20)	Financial Services	SOFR + 300	6.67%	3/24/2031		4,453	4,448	4,416
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(4) (5) (13) (14)	Real Estate Management & Development	SOFR + 425	8.03%	4/1/2028		1,321	1,321	1,314
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (13) (14)	Real Estate Management & Development	SOFR + 1050	14.28%	4/1/2028		3,720	3,720	3,701
LDS Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5)	Transportation	SOFR + 500	8.67%	2/9/2032		5,499	5,440	5,448
LDS Intermediate Holdings, LLC	Term Loan	(3) (4) (5) (6) (14)	Transportation	SOFR + 500	8.67%	2/7/2032		27,768	27,421	27,474
LDS Intermediate Holdings, LLC	Term Loan, Incremental	(4) (5) (6) (14)	Transportation	SOFR + 500	8.67%	2/9/2032		2,013	1,923	1,923
Leia Finco US LLC	Term Loan	(4) (20)	Software	SOFR + 325	6.90%	10/9/2031		2,540	2,528	2,426
Leo BuyerCo, LLC	Term Loan	(3) (4) (5) (6) (14)	Capital Equipment	SOFR + 475	8.45%	11/25/2032		6,429	6,342	6,351
Leo BuyerCo, LLC	Revolver	(4) (5) (6) (14)	Capital Equipment	SOFR + 475	8.45%	11/25/2032		429	409	411
Lernen Bidco Ltd.	Term Loan B3	(4) (14) (20)	Financial Services	SOFR + 350	7.18%	10/27/2031		1,500	1,463	1,439
Lofty Brickell, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 475	8.42%	9/25/2028		33,529	33,110	33,029
LSF12 Crown U.S. Commercial Bidco, LLC	Term Loan, Tranche B	(4) (20)	Commercial Services & Supplies	SOFR + 300	6.66%	12/2/2031		4,845	4,804	4,845
LSF12 Helix Parent, LLC	Delayed Draw Term Loan	(4) (20)	Capital Equipment	SOFR + 350	7.17%	2/10/2033		3,650	3,632	3,597
Madison IAQ, LLC	Repriced Term Loan	(4) (14) (20)	Machinery	SOFR + 275	6.38%	11/8/2032		2,984	2,957	2,988
Madison Safety & Flow, LLC	Term Loan, Tranche B	(4) (20)	Machinery	SOFR + 250	6.18%	9/26/2031		3,261	3,254	3,259
Material Holdings, LLC	Term Loan, Tranche A	(3) (4) (5) (6) (8) (14)	Professional Services	SOFR + 462, 1.38% PIK	9.70%	8/19/2027		10,788	10,788	7,232
Material Holdings, LLC	Term Loan, Tranche B	(4) (5) (8) (14) (15)	Professional Services	SOFR + 6.00% PIK	9.70%	8/19/2027		2,886	932	—
Material Holdings, LLC	Delayed Draw Term Loan, 6th Amendment	(3) (4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 6.00% PIK	9.80%	8/19/2027		617	617	617
Matterhorn Finco, Inc.	Term Loan	(3) (4) (5) (6) (14)	Business Services	SOFR + 550	9.20%	3/4/2033		14,444	14,279	14,278
Mavis Tire Express Services Corp.	Term Loan	(4) (14) (20)	Specialty Retail	SOFR + 300	6.67%	5/4/2028		8,295	8,243	8,281
McAfee, LLC	Term Loan, Tranche B	(4) (14) (20)	Software	SOFR + 300	6.67%	3/1/2029		8,794	8,390	7,826
Meca Dev SAS	Term Loan, Tranche B1	(5)	Aerospace & Defense	11.38%	11.38%	6/8/2033		€15,780	17,885	17,555

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Meca Dev SAS	Term Loan, Tranche B1	(4) (5)	Aerospace & Defense	EURIBOR + 1000	12.12%	6/8/2033	€5,086	5,765	5,717
Meca Dev SAS	Term Loan, Tranche B2	(4) (5) (6)	Aerospace & Defense	EURIBOR + 750	9.55%	6/8/2033	€2,217	2,297	2,272
Merative LP	Term Loan	(3) (4) (5) (6) (14)	Health Care Technology	SOFR + 450	8.20%	9/30/2032	49,288	49,006	49,559
Merlin Buyer, Inc.	Term Loan	(4) (5) (20)	Machinery	SOFR + 400	7.68%	4/15/2033	3,000	2,985	3,000
Mindbody, Inc.	Term Loan	(3) (4) (5) (6) (14)	Leisure Products	SOFR + 600	9.70%	3/30/2033	8,590	8,445	8,445
Minerva Bidco Ltd.	Delayed Draw Term Loan	(3) (4) (5)	Utilities	SONIA + 425	7.98%	11/7/2030	£4,185	5,142	5,539
Minerva Bidco Ltd.	Term Loan	(3) (4) (5)	Utilities	SONIA + 425	7.98%	11/7/2030	£21,761	26,721	28,803
Mister Car Wash Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Consumer Services	SOFR + 300	6.65%	3/27/2031	3,000	2,970	2,964
Mitchell International, Inc.	Term Loan	(3) (4)	Health Care Providers & Services	SOFR + 300	6.67%	6/17/2031	6,792	6,792	6,464
MJH Healthcare Holdings, LLC	Repriced Term Loan, Tranche B	(4) (5) (20)	Media	SOFR + 275	6.42%	1/29/2029	2,985	2,718	2,742
Monarch Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6)	Business Services	SOFR + 450	8.17%	6/2/2032	538	475	466
Monarch Buyer, Inc.	Term Loan	(3) (4) (5) (6)	Business Services	SOFR + 450	8.17%	6/2/2032	17,731	17,546	17,525
More Cowbell II, LLC	Term Loan, 2nd Amendment	(3) (4) (5) (6) (14)	Financial Services	SOFR + 450	8.27%	9/1/2030	15,978	15,978	15,978
MorettiHolding S.p.A.	Term Loan	(5) (8)	Professional Services	13.00% PIK	13.00%	3/18/2032	€25,036	26,939	27,780
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (8)	Health Care Providers & Services	EURIBOR + 9.75% PIK	11.76%	3/29/2030	€47,658	51,452	58,116
National Mentor Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Providers & Services	SOFR + 600	9.67%	12/12/2030	1,500	1,457	1,491
National Mentor Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Providers & Services	SOFR + 600	9.67%	12/12/2030	3,500	3,400	3,478
NEFCO Holding Company, LLC	Term Loan	(3) (4) (5) (6) (14)	Building Products	SOFR + 450	8.24%	1/13/2033	10,766	10,702	10,712
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	PRIME + 450	11.25%	1/13/2033	308	300	301
Neptune Bidco U.S., Inc.	Term Loan, Tranche B	(4) (20)	Professional Services	SOFR + 500	8.67%	2/3/2033	2,000	1,915	1,906
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.70%	5/17/2028	1,211	1,191	1,197
North Haven Fairway Buyer, LLC	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 500	8.70%	5/17/2028	9,893	9,811	9,839
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 500	8.70%	5/17/2028	94	92	94
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 500	8.67%	5/17/2028	10,933	10,739	10,872
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 500	8.67%	5/17/2028	10,842	10,708	10,777
North Haven Fairway Buyer, LLC	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 500	8.66%	5/17/2028	8,042	7,989	7,998
Nuvei Technologies Corp.	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 250	6.17%	11/17/2031	7,358	7,364	7,198
Nuzoa Bidco, S.L.U.	Term Loan	(4) (5) (6)	Distributors	EURIBOR + 550	7.63%	6/24/2032	€1,647	1,817	1,812
Nuzoa Bidco, S.L.U.	Term Loan, Tranche B	(4) (5)	Distributors	EURIBOR + 550	7.63%	6/24/2032	€6,341	7,228	7,201
Oak Purchaser, Inc.	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	1,254	1,233	1,207
Oak Purchaser, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	358	355	352

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	203	201	199
Oak Purchaser, Inc.	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	836	827	821
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	2,445	2,435	2,421
Oak Purchaser, Inc.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	59	54	50
Oak Purchaser, Inc.	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 550	9.24%	5/31/2028	5,030	5,009	4,980
Oak-Eagle AcquireCo Inc.	Term Loan, Tranche B	(4) (20)	Leisure Products	SOFR + 350	7.16%	3/24/2033	3,000	2,955	2,981
OEConnection, LLC	Term Loan	(3) (4) (5) (6) (14)	Automotives	SOFR + 450	8.17%	12/23/2032	11,372	11,276	11,295
OEI, Inc.	Term Loan	(3) (4) (5) (6) (14)	Construction & Engineering	SOFR + 450	8.20%	12/29/2032	23,432	23,153	23,192
OID-OL Intermediate I, LLC	Term Loan	(4)	Software	SOFR + 600	9.67%	2/1/2029	8,897	8,776	8,808
OID-OL Intermediate I, LLC	Term Loan	(3) (4) (13)	Software	SOFR + 425	8.07%	2/1/2029	5,234	4,490	3,445
Olympus Water U.S. Holding Corp.	Term Loan, Tranche B	(4) (20)	Chemicals, Plastics & Rubber	SOFR + 325	6.90%	11/3/2032	3,000	2,918	2,884
OMNIA Partners, LLC	Term Loan	(4) (20)	Professional Services	SOFR + 275	6.43%	12/31/2032	2,000	2,000	1,996
OneDigital Borrower LLC	Term Loan	(4) (14) (20)	Insurance	SOFR + 300	6.67%	7/2/2031	4,913	4,897	4,739
Ontario Gaming GTA LP	Term Loan, Tranche B	(3) (4)	Hotels, Restaurants & Leisure	SOFR + 425	7.95%	8/1/2030	1,935	1,928	1,809
OPAL Bidco SAS	Term Loan, Tranche B4	(4) (20)	Financial Services	SOFR + 300	6.70%	4/23/2032	14,900	14,829	14,885
Optimizely North America, Inc.	Term Loan	(3) (4) (5) (14)	Software	EURIBOR + 525	7.16%	10/30/2031	€2,250	2,423	2,525
Optimizely North America, Inc.	Term Loan	(3) (4) (5) (14)	Software	SONIA + 550	9.23%	10/30/2031	£900	1,157	1,159
Optimizely North America, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 500	8.67%	10/30/2031	6,660	6,589	6,434
Optiv Security, Inc.	Term Loan	(4) (14) (20)	IT Services	SOFR + 525	8.92%	7/31/2026	10,362	9,748	6,839
Orifarm Holding AS	Term Loan	(5) (8)	Health Care Providers & Services	12.00% PIK	12.00%	11/29/2031	€48,293	46,437	50,656
Orion Advisor Solutions, Inc.	Term Loan	(4) (20)	Financial Services	SOFR + 275	6.40%	9/9/2030	2,500	2,463	2,451
Orthrus Ltd.	Term Loan	(3) (4) (5) (6) (8)	Financial Services	SONIA + 350, 2.75% PIK	9.98%	12/4/2031	£8,364	10,635	10,937
Orthrus Ltd.	Delayed Draw Term Loan	(4) (5) (8)	Financial Services	SOFR + 350, 2.75% PIK	9.92%	12/4/2031	2,857	2,857	2,829
Orthrus Ltd.	Term Loan	(3) (4) (5) (8)	Financial Services	EURIBOR + 350, 2.75% PIK	8.29%	12/4/2031	€7,473	7,835	8,551
Orthrus Ltd.	Term Loan	(3) (4) (5) (8)	Financial Services	SOFR + 350, 2.75% PIK	9.92%	12/4/2031	19,743	19,499	19,545
OVG Business Services, LLC	Term Loan, Tranche B	(4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 300	6.67%	6/25/2031	6,467	6,437	6,451
Paint Intermediate III, LLC	Term Loan, Tranche B	(4) (20)	Distributors	SOFR + 300	6.67%	10/9/2031	3,491	3,491	3,472
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B3	(5)	Utilities	10.75%	10.75%	10/29/2031	£481	615	624
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B4	(4) (5)	Utilities	SONIA + 730	11.03%	10/29/2031	£1,646	2,104	2,146
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility A	(5) (6)	Utilities	10.75%	10.75%	10/29/2031	£961	1,208	1,196
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility B	(4) (5) (6)	Utilities	SONIA + 730	11.03%	10/29/2031	£3,292	4,135	4,161

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PAM Bidco Ltd.	Term Loan, Tranche B1	(3) (5)	Utilities	10.75%	10.75%	10/29/2031	£6,490	8,297	8,418
PAM Bidco Ltd.	Term Loan, Tranche B2	(3) (4) (5)	Utilities	SONIA + 730	11.03%	10/29/2031	£22,220	28,405	28,969
Parexel International Corporation	Term Loan, Tranche B	(4) (20)	Health Care Providers & Services	SOFR + 275	6.42%	12/12/2031	4,988	4,976	4,967
Parrot Borrower, LP	Delayed Draw Term Loan	(4) (5) (14)	Software	SOFR + 475	8.42%	3/2/2033	7,397	7,324	7,323
PDI TA Holdings, Inc.	Term Loan	(3) (4) (5) (8) (14)	Software	SOFR + 350, 2.50% PIK	9.67%	2/1/2031	27,716	27,508	26,636
PDI TA Holdings, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 350	7.17%	2/1/2031	2,163	2,146	2,072
Pegasus BidCo B.V.	Term Loan B	(4) (20)	Beverage, Food & Tobacco	SOFR + 275	6.44%	7/12/2029	2,000	2,000	1,991
Pelican Pipeline, LLC.	Term Loan B	(4) (5) (20)	Energy: Oil & Gas	SOFR + 275	6.47%	3/25/2033	1,000	995	1,000
PEX Holdings LLC	Term Loan, Tranche B	(4) (20)	Financial Services	SOFR + 275	6.45%	11/19/2031	4,950	4,940	4,884
Ping Identity Corporation	Term Loan	(4) (5) (20)	Software	SOFR + 275	6.42%	11/15/2032	3,000	2,993	2,959
Pinnacle Buyer, LLC	Term Loan	(4) (6) (20)	Real Estate Management & Development	SOFR + 250	6.18%	10/1/2032	2,510	2,503	2,511
Pioneer AcquisitionCo, LLC	Term Loan	(4) (5) (20)	Professional Services	SOFR + 325	6.96%	10/27/2032	1,725	1,721	1,730
Planet U.S. Buyer, LLC	Term Loan, Tranche B	(3) (4)	Professional Services	SOFR + 300	6.67%	2/10/2031	3,635	3,628	3,632
Planview Parent, Inc.	Term Loan	(4) (20)	Software	SOFR + 350	7.20%	12/17/2027	8,845	8,622	6,529
Playtika Ltd.	Term Loan, Tranche B	(4) (20)	Hotels, Restaurants & Leisure	SOFR + 275	6.52%	3/13/2028	1,500	1,414	1,409
PointClickCare Technologies, Inc.	Term Loan, Tranche B	(3) (4)	Health Care Technology	SOFR + 275	6.42%	11/3/2031	7,821	7,805	7,772
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£22,189	28,751	29,369
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	8.92%	8/31/2029	5,091	5,001	4,843
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan, 1st Amendment	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 600	9.67%	8/31/2029	90	89	89
PPV Intermediate Holdings, LLC	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 575	9.42%	8/31/2029	254	252	251
PPV Intermediate Holdings, LLC	Term Loan	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	9.54%	8/31/2029	7,896	7,878	7,896
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Technology	SOFR + 300	6.67%	4/30/2031	2,955	2,932	2,949
Pro Mach Group, Inc.	Term Loan, Tranche B	(4) (20)	Machinery	SOFR + 275	6.41%	10/18/2032	3,000	3,000	2,993
Proampac PG Borrower, LLC	Term Loan, Tranche B	(3) (4) (13) (14)	Containers, Packaging & Glass	SOFR + 400	7.73%	3/7/2033	5,745	5,742	5,533
Project Alpha Intermediate Holding, Inc.	Term Loan, Tranche B	(4) (20)	Software	SOFR + 325	6.95%	10/28/2030	6,960	6,737	5,244
Project Boost Purchaser, LLC	Term Loan, Tranche B	(4) (20)	Software	SOFR + 275	6.40%	7/16/2031	1,500	1,455	1,444
Project Castle, Inc.	Term Loan	(3) (4) (14)	Professional Services	SOFR + 550	9.19%	6/1/2029	4,825	4,544	2,573
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(4) (13) (14) (20)	Software	SOFR + 525	9.02%	7/20/2029	11,862	10,779	7,283
Project Ruby Ultimate Parent Corp.	Term Loan	(4) (20)	Health Care Technology	SOFR + 275	6.40%	3/10/2028	3,000	3,000	2,983
Proofpoint, Inc.	Term Loan	(4) (14) (20)	Software	SOFR + 300	6.70%	8/31/2028	9,175	9,134	8,869

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Prophix Software Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 600	9.70%	2/1/2026	675	675	671
Prophix Software Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Software	SOFR + 600	9.97%	2/1/2027	2,745	2,745	2,729
Prophix Software Inc.	Term Loan, Restatement	(3) (4) (5) (13) (14)	Software	SOFR + 600	9.78%	2/1/2027	39,804	39,490	39,640
Propio LS, LLC	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	8.45%	5/10/2030	36	35	34
Propio LS, LLC	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 475	8.45%	5/12/2030	2,991	2,966	2,932
Propulsion (BC) Finco S.a.r.l.	Term Loan, Tranche B	(4) (20)	Aerospace & Defense	SOFR + 250	6.20%	12/1/2032	5,000	4,988	4,999
PROS Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Transportation	SOFR + 475	8.42%	12/9/2032	27,585	27,511	27,512
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.32%	3/8/2028	2,311	2,294	2,264
PXO Holdings I Corp.	Revolver	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.35%	3/8/2028	467	458	440
PXO Holdings I Corp.	Term Loan	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.35%	3/8/2028	17,812	17,656	17,452
PXO Holdings I Corp.	Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.32%	3/8/2028	2,152	2,127	2,109
QBS Parent, Inc.	Term Loan	(3) (4) (5) (6) (14)	Energy: Oil & Gas	SOFR + 450	8.20%	6/3/2032	44,263	44,027	43,772
Rackspace Technology Global, Inc.	Term Loan	(4) (13) (14)	Software	SOFR + 275	6.54%	5/15/2028	10,872	5,932	5,028
Radwell Parent LLC	Delayed Draw Term Loan	(4) (5) (14)	Distributors	SOFR + 550	9.20%	4/1/2029	2,009	1,996	2,000
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 550	9.17%	4/1/2028	326	309	319
Radwell Parent LLC	Term Loan, 1st Amendment	(3) (4) (5) (14)	Distributors	SOFR + 550	9.20%	4/1/2029	18,000	17,702	17,914
Raven Acquisition Holdings, LLC	Term Loan, Tranche B	(3) (4) (6)	Health Care Providers & Services	SOFR + 300	6.66%	11/19/2031	7,700	7,665	7,533
RealPage, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 300	6.96%	4/24/2028	2,877	2,823	2,752
Redstone Holdco 2 LP	Term Loan, Tranche A2	(3) (4) (5) (13) (14)	Computers & Electronics Retail	SOFR + 525	9.18%	12/31/2030	1,470	1,256	1,103
Redstone Holdco 2 LP	Term Loan	(3) (4) (5) (13) (14)	Computers & Electronics Retail	SOFR + 550	9.43%	12/31/2030	5,654	2,827	2,083
Relativity Intermediate HoldCo, LLC	Term Loan, Tranche B	(4) (5) (20)	High Tech Industries	SOFR + 275	6.42%	1/30/2033	1,255	1,252	1,238
Resilience Parent, LLC	Term Loan, Tranche B	(4) (20)	Capital Equipment	SOFR + 250	6.15%	2/28/2033	4,200	4,190	4,175
Rialto Management Group, LLC	Term Loan	(3) (4) (5) (6) (14)	Real Estate Management & Development	SOFR + 475	8.42%	12/5/2030	23,538	23,411	23,489
Rialto Management Group, LLC	Term Loan, 1st Amendment	(3) (4) (5) (14)	Real Estate Management & Development	SOFR + 475	8.42%	12/5/2030	5,839	5,811	5,828
Rocket Software, Inc.	Term Loan	(4) (14) (20)	Software	SOFR + 375	7.42%	11/28/2028	4,764	4,729	4,560
Rome Bidco Ltd.	Delayed Draw Term Loan	(3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.48%	12/23/2027	£5,277	6,849	7,116
Rome Bidco Ltd.	Term Loan	(3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.48%	12/23/2027	£40,292	53,976	54,264
Rotation Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Machinery	SOFR + 475	8.42%	12/27/2031	556	537	519
Rotation Buyer, LLC	Revolver	(4) (5) (6)	Machinery	SOFR + 475	8.45%	12/27/2031	275	266	257
Rotation Buyer, LLC	Term Loan	(3) (4) (5)	Machinery	SOFR + 475	8.45%	12/27/2031	8,701	8,626	8,560

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Savor Acquisition, Inc.	Term Loan, Tranche B	(4) (6) (20)	Beverage, Food & Tobacco	SOFR + 300	6.67%	2/19/2032	2,721	2,714	2,721
SCHP Purchaser, Inc.	Term Loan	(3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	8.17%	10/24/2032	12,401	12,263	12,278
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.27%	10/7/2029	1,094	1,080	1,094
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.26%	10/7/2029	540	532	540
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.27%	10/5/2029	38	38	38
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (6) (13)	Health Care Providers & Services	SOFR + 550	9.28%	10/7/2029	121	119	121
Seahawk Bidco, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 475	8.45%	12/19/2031	10,494	10,462	10,445
Seahawk Bidco, LLC	Term Loan	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 475	8.44%	12/19/2031	36,950	36,655	36,743
Seahawk Bidco, LLC	Revolver	(4) (5) (6)	Consumer Services	SOFR + 475	8.43%	12/19/2031	612	592	598
Sharp Services, LLC	Term Loan, Tranche B	(4) (5) (20)	Commercial Services & Supplies	SOFR + 300	6.70%	9/29/2032	4,738	4,716	4,735
Sigma Irish AcquiCo Ltd.	Delayed Draw Term Loan	(4) (5)	Capital Markets	EURIBOR + 525	7.38%	3/19/2032	€1,596	1,872	1,817
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5) (6)	Capital Markets	SOFR + 525	8.88%	3/19/2032	20,444	20,016	20,019
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5)	Capital Markets	EURIBOR + 525	7.38%	3/19/2032	€11,937	12,783	13,590
SitusAMC Holdings Corp.	Term Loan, Incremental	(3) (4) (5) (14)	Professional Services	SOFR + 550	9.20%	5/14/2031	20,665	20,574	20,394
Smarsh, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.42%	2/18/2029	5,470	5,414	5,418
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 475	8.45%	2/18/2029	163	158	157
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	8.70%	5/16/2028	10,165	8,490	2,990
Sophia, LP	Term Loan, Tranche B	(4) (14) (20)	Software	SOFR + 250	6.17%	10/9/2029	4,987	4,967	4,843
Sophos Holdings, LLC	Term Loan, Incremental	(4) (13) (20)	Software	SOFR + 350	7.28%	3/5/2027	971	963	922
Sovos Compliance, LLC	Term Loan, Tranche B	(4) (14) (20)	Software	SOFR + 325	6.92%	8/14/2029	4,895	4,859	4,638
Speciality Pharma III Inc.	Revolver	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	8.42%	12/23/2032	397	382	385
Speciality Pharma III Inc.	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 475	8.44%	12/23/2032	24,615	24,495	24,520
Speedstar Holding, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Automotives	SOFR + 600	9.70%	7/22/2027	1,297	1,274	1,169
Speedstar Holding, LLC	Term Loan, 3rd Amendment	(3) (4) (5) (14)	Automotives	SOFR + 600	9.68%	7/22/2027	11,878	11,815	11,295
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (14)	Consumer Services	SOFR + 575	9.45%	7/25/2028	7,365	7,258	7,402
Spotless Brands, LLC	Term Loan	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 575	9.45%	7/25/2028	20,444	20,253	20,546
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Consumer Services	SOFR + 575	9.45%	7/25/2028	4,040	4,003	4,061
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Consumer Services	SOFR + 575	9.45%	7/25/2028	914	905	918

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (14)	Consumer Services	SOFR + 550	9.20%	7/25/2028		25,184	25,027	25,232
Spotless Brands, LLC	Delayed Draw Term Loan, 6th Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.67%	7/25/2028		2,219	2,147	2,120
Star Parent, Inc.	Term Loan, Tranche B	(4) (20)	Health Care Providers & Services	SOFR + 400	7.70%	9/27/2030		2,940	2,909	2,904
Starlight Parent, LLC	Term Loan	(4) (20)	IT Services	SOFR + 400	7.67%	4/16/2032		9,950	9,683	8,408
StubHub Holdco Sub LLC	Term Loan	(4) (20)	Entertainment	SOFR + 475	8.40%	3/15/2030		1,500	1,478	1,473
Summit Bidco, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Insurance	CORRA + 475	7.04%	10/1/2032	C$	1,531	1,043	1,057
Summit Bidco, Inc.	Term Loan	(3) (4) (5) (6) (14)	Insurance	CORRA + 475	7.01%	10/1/2032	C$	15,136	10,735	10,772
Tank Holding Corp.	Term Loan	(3) (4) (6) (13) (14)	Capital Equipment	SOFR + 575	9.52%	3/31/2028		43,208	42,866	38,263
Tank Holding Corp.	Term Loan, Incremental	(3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	9.77%	3/31/2028		9,840	9,722	8,776
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	9.77%	3/31/2028		4,266	4,215	3,804
Tecta America Corp.	Term Loan, Tranche B	(4) (20)	Building Products	SOFR + 275	6.42%	2/18/2032		1,985	1,981	1,976
The Chartis Group, LLC	Delayed Draw Term Loan	(4) (5) (6)	Health Care Providers & Services	SOFR + 425	7.95%	9/17/2031		1,585	1,510	1,585
The Chartis Group, LLC	Term Loan	(3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 425	7.95%	9/17/2031		30,839	30,547	31,195
The Edelman Financial Center, LLC	Term Loan	(4) (20)	Capital Markets	SOFR + 300	6.66%	4/7/2028		2,000	2,000	1,997
Tiger Acquisition, LLC	Term Loan, Tranche B	(3) (4) (14)	High Tech Industries	SOFR + 250	6.18%	8/23/2032		4,169	4,166	4,170
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(4) (20)	Machinery	SOFR + 275	6.41%	4/30/2030		9,818	9,813	9,834
Total Power Limited	Delayed Draw Term Loan	(4) (5) (6) (14)	Machinery	CORRA + 450	6.81%	7/22/2030	C$	3,465	2,392	2,440
Total Power Limited	Term Loan, Tranche A	(3) (4) (5) (14)	Machinery	CORRA + 450	6.81%	7/22/2030	C$	19,153	13,739	13,592
TransDigm, Inc.	Term Loan, Tranche M	(4) (20)	Aerospace & Defense	SOFR + 250	6.17%	8/19/2032		4,975	4,963	4,974
TricorBraun Holdings, Inc.	Term Loan	(4) (20)	Containers, Packaging & Glass	SOFR + 325	6.90%	3/3/2031		1,000	958	948
Trintech, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	8.42%	1/28/2033		9,558	9,437	9,300
Trio Bidco, Inc.	Term Loan, Tranche B	(4) (6) (20)	Commercial Services & Supplies	SOFR + 400	7.70%	10/29/2032		6,333	6,273	6,100
Trioworld Midco 2 AB	Term Loan	(4) (5) (8)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	12.28%	10/17/2028		€42,803	45,347	49,103
Triton Water Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Beverage, Food & Tobacco	SOFR + 275	6.43%	3/31/2031		5,000	4,975	5,005
Truist Insurance Holdings, LLC	Term Loan, Tranche B	(4) (20)	Insurance	SOFR + 275	6.45%	5/6/2031		6,218	6,208	6,123
Tufin Software North America, Inc.	Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Software	SOFR + 493	8.71%	8/25/2028		8,556	8,461	8,530
Tufin Software North America, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (13) (14)	Software	SOFR + 493	8.71%	8/25/2028		2,675	2,656	2,666
Tufin Software North America, Inc.	Term Loan	(3) (4) (5) (6) (13) (14)	Software	SOFR + 493	8.71%	8/17/2028		27,041	26,774	26,948
Turquoise TopCo Ltd.	Term Loan, Tranche B	(4) (5) (20)	Hotels, Restaurants & Leisure	SOFR + 225	5.95%	12/30/2032		6,400	6,369	6,188
UFT Buyer LLC	Term Loan, Tranche B	(3) (4) (5) (6) (8) (14)	Environmental Industries	SOFR + 225, 2.75% PIK	8.70%	12/4/2032		15,215	15,007	15,026

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
UKG, Inc.	Term Loan, Tranche B	(4) (20)	Software	SOFR + 250	6.17%	2/10/2031	5,856	5,850	5,587
USR Parent, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (11) (13) (14)	Specialty Retail	SOFR + 760	11.38%	4/25/2027	2,069	2,063	2,048
Vantor Holdings, Inc.	Term Loan, Tranche B	(4) (20)	Aerospace & Defense	SOFR + 450	8.17%	3/3/2033	2,000	1,970	1,958
VC GB Holdings I Corp.	Term Loan, Tranche B	(4) (20)	Building Products	SOFR + 350	7.20%	7/24/2028	1,995	1,995	1,988
Vensure Employer Services, Inc.	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 500	8.67%	9/27/2031	74,125	73,511	73,108
Verifone Systems, Inc.	Term Loan, Tranche B	(4) (20)	High Tech Industries	SOFR + 550	9.17%	8/21/2028	1,500	1,423	1,409
Vertex BidCo S.p.A.	Term Loan	(4) (5) (6)	IT Services	EURIBOR + 575	8.12%	3/11/2033	€11,771	13,199	13,177
VGL FinCo Ltd.	Term Loan	(3) (4) (5) (8)	Consumer Services	SONIA + 15.30% PIK	19.03%	2/12/2031	£4,831	6,581	6,395
VGL FinCo Ltd.	Term Loan	(3) (4) (5) (8)	Consumer Services	SONIA + 15.30% PIK	19.03%	2/12/2031	£9,013	11,901	11,870
VGL Midco Ltd.	Term Loan, Tranche A	(3) (5) (8)	Consumer Services	15.00% PIK	15.00%	2/17/2031	£3,128	3,908	4,140
Victors Purchaser, LLC	Term Loan, 1st Amendment Incremental	(3) (4) (5) (6) (14)	Business Services	SOFR + 450	8.20%	12/23/2032	6,790	6,766	6,778
Vienna Bidco Ltd.	Term Loan, Tranche B	(4) (5) (14)	Health Care Equipment & Supplies	SONIA + 565	9.38%	8/20/2030	£29,055	38,091	37,496
Vision Solutions, Inc.	Term Loan, Incremental	(4) (13) (14) (20)	Software	SOFR + 400	7.93%	4/24/2028	12,716	12,459	9,728
Voyager Parent, LLC	Term Loan, Tranche B	(4) (20)	IT Services	SOFR + 425	7.90%	7/1/2032	2,500	2,491	2,480
WestJet Loyalty LP	Term Loan, Tranche B	(4) (20)	Passenger Airlines	SOFR + 275	6.45%	2/14/2031	4,900	4,863	4,749
White Cap Buyer, LLC	Term Loan, Tranche B	(4) (20)	Trading Companies & Distributors	SOFR + 325	6.92%	10/19/2029	4,938	4,918	4,738
Whitney Merger Sub, Inc.	Term Loan	(3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.45%	7/3/2032	17,090	16,911	16,712
Windsor Holdings III, LLC	Term Loan, Tranche B	(4) (20)	Chemicals, Plastics & Rubber	SOFR + 275	6.42%	8/1/2030	3,901	3,860	3,837
Wineshipping.com, LLC	Term Loan	(3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.10%	12/31/2028	15,691	15,607	10,180
Wineshipping.com, LLC	Delayed Draw Term Loan	(3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.10%	12/31/2028	423	421	285
Wineshipping.com, LLC	Revolver	(3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.10%	12/31/2028	2,018	2,006	1,280
Yellowstone Buyer Acquisition, LLC	Term Loan	(3) (4) (5) (14)	Consumer Goods: Durable	SOFR + 585	9.52%	9/13/2027	6,455	6,417	5,961
YLG Holdings, Inc.	Term Loan	(3) (4) (5) (6)	Commercial Services & Supplies	SOFR + 475	8.41%	12/23/2030	513	509	513
YLG Holdings, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.41%	12/23/2030	57	57	57
Zelis Payments Buyer, Inc.	Term Loan, 5th Amendment	(4) (20)	Health Care Technology	SOFR + 325	6.92%	11/26/2031	6,875	6,844	6,641
First Lien Debt Total								$4,394,453	$4,354,898

Second Lien Debt (0.7% of Net Assets)
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Software	SOFR + 625	9.92%	3/2/2029	$18,856	$18,766	$15,728

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Loans (95.2% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Boxer Parent Company Inc.	Term Loan	(4) (20)	Software	SOFR + 575	9.42%	7/30/2032	3,700	3,580	3,078
Delta TopCo, Inc.	Term Loan	(3) (4)	Computers & Electronics Retail	SOFR + 525	8.92%	11/29/2030	5,000	4,981	4,367
Denali Midco 2, LLC	Term Loan, 3rd Amendment	(5) (8)	Consumer Services	13.00% PIK	13.00%	12/22/2029	4,453	4,402	4,389
PAI Holdco, Inc.	Term Loan	(3) (4) (5) (8) (13) (14)	Automotives	SOFR + 550, 2.00% PIK	11.32%	10/28/2028	3,768	3,727	3,305
TruGreen Limited Partnership	Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	12.43%	11/2/2028	2,000	1,983	1,850
Second Lien Debt Total								$37,439	$32,717
Corporate Loans Total								$4,431,892	$4,387,615

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7)	SOFR + 650	10.17%	4/15/2037	$1,000	$1,000	$975
AB BSL CLO 5 Ltd.	Series 2024-5A, Class E	(4) (5) (7)	SOFR + 610	9.78%	1/20/2038	1,250	1,250	1,155
ABPCI Direct Lending Fund CLO I LLC	Series 2024-17A, Class D	(4) (5) (7)	SOFR + 470	8.36%	8/1/2036	3,300	3,300	3,248
ABPCI Direct Lending Fund CLO V Ltd.	Series 2019-5A, Class CRR	(4) (5) (7)	SOFR + 575	9.43%	1/20/2036	5,275	5,275	5,197
Abry Liquid Credit CLO 2025-1 Ltd.	Series 2025-1A, Class E	(4) (5) (7)	SOFR + 600	9.68%	10/20/2038	3,000	3,000	2,976
Abry Liquid Credit CLO 2025-1A C Ltd.	Series 2025-1A, Class C	(4) (5) (7)	SOFR + 210	5.78%	10/20/2038	2,500	2,503	2,505
Abry Liquid Credit CLO 2025-2 Ltd.	Series 2025-2A, Class E	(4) (5) (7)	SOFR + 585	9.53%	1/15/2039	6,000	6,000	5,807
AGL CLO 19 Ltd.	Series 2022-19A, Class ER	(4) (5) (7)	SOFR + 550	9.17%	7/21/2038	6,050	6,050	5,565
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7)	SOFR + 640	10.08%	10/20/2037	2,700	2,700	2,456
AGL CLO 43 Ltd.	Series 2025-43A, Class E	(4) (5) (7)	SOFR + 485	8.52%	9/10/2038	2,000	1,996	1,962
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7)	SOFR + 650	10.18%	4/20/2037	5,600	5,600	4,989
Aimco CLO 20 Ltd.	Series 2023-20A, Class ER	(4) (5) (7)	SOFR + 460	8.28%	10/16/2038	5,000	5,000	4,856
Aimco CLO Series 2018-A Ltd.	Series 2018-AA, Class ER	(4) (5) (7)	SOFR + 525	8.93%	10/17/2037	1,330	1,330	1,321
Allegro CLO XV Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 550	9.18%	4/20/2038	2,500	2,500	2,283
Allegro CLO XVII Ltd.	Series 2025-2A, Class SUB	(4) (5) (7) (12)			7/25/2038	1,875	1,447	1,136
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	4,149	2,420	1,029
Anchorage Capital CLO Ltd.	Series 2026-37A, Class E	(4) (5) (7)	SOFR + 590	9.61%	4/20/2039	5,000	5,000	4,936
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(4) (5) (7) (13)	SOFR + 646	10.39%	4/15/2034	4,000	3,974	3,740
Apidos CLO XLVI Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 485	8.52%	10/24/2038	5,000	5,000	4,902
Apidos CLO XVIII-R Ltd.	Series 2018-18A, Class ER2	(4) (5) (7)	SOFR + 550	9.16%	1/22/2038	5,450	5,450	5,235
Apidos CLO, Ltd.	Series 2020-33A, Class ER2	(4) (5) (7)	SOFR + 732	10.99%	4/24/2038	9,400	9,047	9,301
Apidos CLO, Ltd.	Series 2020-33A, Class FR2	(4) (5) (7)	SOFR + 855	12.22%	4/24/2038	250	231	228
Apidos CLO, Ltd.	Series 2020-33A, Class SUB	(4) (5) (7) (12)			10/24/2034	25,841	12,693	11,108
Arbour CLO IX DAC	Series 9X, Class E	(4) (5) (16)	EURIBOR + 579	7.99%	4/15/2034	€2,337	2,235	2,643
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500	3,705	1,939
Ares European CLO XVIII DAC	Series 18A, Class ER	(4) (5) (7)	EURIBOR + 565	7.85%	10/15/2038	€2,750	3,196	3,052

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Ares LV CLO Ltd.	Series 2020-55A, Class SUB	(4) (5) (7) (12)			10/15/2037	12,440	8,381	5,565
Ares XLIII CLO Ltd.	Series 2017-43A, Class ER2	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	6,340	6,340	6,063
Ares XLIX CLO Ltd.	Series 2018-49A, Class ER	(4) (5) (7)	SOFR + 650	10.16%	10/22/2036	1,113	1,159	1,054
Ares XXXIV CLO Ltd.	Series 2015-2A, Class ER2	(4) (5) (7)	SOFR + 550	9.18%	7/17/2038	4,070	4,070	3,881
Arini European CLO I DAC	Series 1X, Class ER	(4) (5) (16)	EURIBOR + 575	7.95%	10/15/2038	€3,000	3,538	3,375
Arini European CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 470	6.90%	1/15/2039	€1,900	2,228	2,136
Arini European CLO VI DAC	Series 6A, Class E	(4) (5) (7)	EURIBOR + 575	7.95%	7/15/2039	€3,730	4,384	4,292
Arini U.S. CLO II Ltd.	Series 2A, Class E	(4) (5) (7)	SOFR + 565	9.32%	3/31/2038	8,000	8,000	7,822
Audax Senior Debt CLO 12, LLC	Series 2025-12A, Class SUB	(4) (5) (7) (12)			4/22/2037	1,330	1,206	1,132
Audax Senior Debt CLO 9, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	8.88%	4/20/2036	5,000	5,000	4,925
Avoca CLO XI DAC	Series 11A, Class ERR	(4) (5) (7)	EURIBOR + 615	8.35%	10/15/2038	€1,750	1,876	2,006
Avoca CLO XXIX DAC	Series 29A, Class ER	(4) (5) (7)	EURIBOR + 530	7.50%	10/15/2038	€4,270	4,995	4,749
Avoca CLO XXXIII DAC	Series 33A, Class E	(4) (5) (7)	EURIBOR + 535	7.55%	10/15/2038	€6,220	7,098	7,024
Babson CLO Ltd.	Series 2020-1A, Class ER2	(4) (5) (7)	SOFR + 550	9.17%	1/15/2038	1,600	1,600	1,486
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100	7,685	2,164
Ballyrock CLO 20 Ltd.	Series 2022-20A, Class DR3	(4) (5) (7)	SOFR + 585	9.52%	10/15/2036	4,500	4,500	4,235
Ballyrock CLO 21 Ltd.	Series 2022-21A, Class DR	(4) (5) (7)	SOFR + 600	9.68%	10/20/2037	1,000	1,000	965
Ballyrock CLO 24 Ltd.	Series 2023-24A, Class DR	(4) (5) (7)	SOFR + 600	9.67%	7/13/2038	3,350	3,350	3,247
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7)	SOFR + 470	8.37%	7/25/2037	8,250	8,250	8,262
Ballyrock CLO 28 Ltd.	Series 2024-28A, Class SUB	(4) (5) (7) (12)			1/20/2038	5,000	4,063	2,827
Barings CLO 2019-II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	10,000	10,000	9,216
Barings CLO 2023-II Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 510	8.78%	10/20/2038	2,750	2,750	2,611
Barings CLO 2023-IV Ltd.	Series 2023-4A, Class ER	(4) (5) (7)	SOFR + 460	8.28%	1/20/2039	15,000	15,000	14,497
Barings CLO 2025-I Ltd.	Series 2025-1A, Class SUB	(4) (5) (7) (12)			4/20/2038	5,000	3,962	3,168
Barings CLO 2025-VIII Ltd.	Series 2025-8A, Class SUB	(4) (5) (7) (12)			1/15/2039	3,600	2,859	2,775
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	10.08%	1/20/2036	2,750	2,750	2,710
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7)	SOFR + 630	9.98%	7/20/2037	10,710	10,710	10,483
Benefit Street Partners CLO XLVII Ltd	Series 2026-47A, Class E	(4) (5) (7)	SOFR + 440	8.07%	4/15/2039	7,500	7,500	7,293
Benefit Street Partners CLO XVIII Ltd.	Series 2019-18A, Class ER2	(4) (5) (7)	SOFR + 470	8.37%	10/15/2038	6,125	6,125	5,933
Benefit Street Partners CLO XX Ltd.	Series 2020-20A, Class ERR	(4) (5) (7)	SOFR + 490	8.57%	10/15/2038	7,560	7,560	7,286
Benefit Street Partners CLO XXI Ltd.	Series 2020-21A, Class ER2	(4) (5) (7)	SOFR + 495	8.62%	1/15/2039	2,000	2,000	1,952
Benefit Street Partners CLO XXXII Ltd.	Series 2023-32A, Class ER	(4) (5) (7)	SOFR + 470	8.37%	10/25/2038	3,800	3,800	3,630
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	10.37%	7/25/2037	4,000	4,000	3,886
Benefit Street Partners CLO XXXVIII Ltd.	Series 2024-38A, Class SUB	(4) (5) (7) (12)			1/25/2038	5,000	4,426	3,373
Birch Grove CLO 11 Ltd.	Series 2024-11A, Class E	(4) (5) (7)	SOFR + 580	9.46%	1/22/2038	6,000	6,000	5,821
Birch Grove CLO 13 Ltd.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 515	8.82%	10/23/2038	7,000	7,000	6,886
Birch Grove CLO 15 Ltd.	Series 2025-15A, Class E	(4) (5) (7)	SOFR + 520	8.91%	1/23/2039	2,000	2,000	2,001
Birch Grove CLO 9 Ltd.	Series 2024-9A, Class E	(4) (5) (7)	SOFR + 625	9.91%	10/22/2037	2,500	2,500	2,500

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7)	SOFR + 694	10.62%	7/17/2037	7,000	6,938	6,840
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750	151	34
BlueMountain CLO XXIV Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (13)	SOFR + 684	10.78%	4/20/2034	4,000	3,997	3,422
BlueMountain CLO XXV Ltd.	Series 2019-25A, Class ERR	(4) (5) (7)	SOFR + 742	11.09%	1/15/2038	5,725	5,621	5,217
BlueMountain CLO XXXI Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	10.47%	4/19/2034	735	656	667
BlueMountain CLO XXXIII Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			10/20/2038	5,900	4,038	1,471
Brant Point CLO 2023-2 Ltd	Series 2023-2A, Class D1R	(4) (5) (7)	SOFR + 275	6.42%	1/29/2039	2,400	2,400	2,356
Brant Point CLO 2025-9 Ltd.	Series 2025-9A, Class E	(4) (5) (7)	SOFR + 565	9.31%	1/20/2039	2,806	2,806	2,652
Bryant Park Funding 2024-25 Ltd.	Series 2024-25A, Class E	(4) (5) (7)	SOFR + 575	9.43%	1/18/2038	6,000	6,000	5,820
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(4) (5) (7) (13)	SOFR + 711	11.05%	7/17/2034	4,000	3,972	3,463
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	14,822	9,052	3,664
Churchill Mmslf CLO-III L.P.	Series 2023-3A, Class D2R	(4) (5) (7)	SOFR + 450	8.18%	4/20/2038	3,500	3,500	3,422
Churchill Mmslf CLO-III L.P.	Series 2023-3A, Class ER	(4) (5) (7)	SOFR + 625	9.93%	4/20/2038	5,550	5,550	5,327
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16)	EURIBOR + 597	8.00%	8/18/2035	€2,845	2,790	3,256
CIFC Funding 2015-IV, Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			1/20/2039	8,744	3,029	2,041
CIFC Funding 2017-V, Ltd.	Series 2017-5A, Class ER	(4) (5) (7)	SOFR + 615	9.83%	7/17/2037	4,750	4,750	4,388
CIFC Funding 2018-III, Ltd.	Series 2018-3A, Class ER	(4) (5) (7)	SOFR + 480	8.48%	10/18/2038	2,250	2,250	2,200
CIFC Funding 2018-V, Ltd.	Series 2018-5A, Class ER	(4) (5) (7)	SOFR + 660	10.27%	7/15/2038	3,000	3,000	2,899
CIFC Funding 2019-II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 485	8.53%	10/17/2038	2,850	2,850	2,780
CIFC Funding 2021-III, Ltd.	Series 2021-3A, Class ER	(4) (5) (7)	SOFR + 485	8.52%	10/15/2038	8,550	8,550	8,284
CIFC Funding 2023-I, Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 470	8.37%	10/15/2038	4,500	4,500	4,368
CIFC Funding 2023-III Ltd.	Series 2023-3A, Class ER	(4) (5) (7)	SOFR + 460	8.26%	1/20/2039	8,750	8,750	8,371
CIFC Funding 2024-II, Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	10.06%	4/22/2037	5,650	5,650	5,508
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	11.07%	10/20/2034	3,463	3,089	3,224
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (13)	SOFR + 685	10.79%	7/20/2034	3,000	2,938	2,757
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (16)	EURIBOR + 616	8.31%	12/15/2034	€1,550	1,557	1,782
CVC Cordatus Loan Fund XXVI DAC	Series 26A, Class ER	(4) (5) (7)	EURIBOR + 575	7.95%	1/15/2038	€4,840	5,066	5,387
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class ER	(4) (5) (7)	EURIBOR + 610	8.30%	4/15/2038	€2,125	2,373	2,446
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,191	—	108
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,191	—	252
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,191	4,094	2,772
Diameter Capital CLO 12 Ltd.	Series 2025-12A, Class E	(4) (5) (7)	SOFR + 475	8.43%	10/20/2038	8,000	8,000	7,858
Eldridge MMPC CLO Ltd.	Series 2026-1A, Class ER	(4) (5) (7)	SOFR + 675	10.37%	1/15/2037	1,900	1,900	1,865
Elmwood CLO 17 Ltd.	Series 2022-4A, Class SUB	(4) (5) (7) (12)			7/17/2037	17,500	11,172	9,303
Elmwood CLO 21 Ltd.	Series 2022-8A, Class ER2	(4) (5) (7)	SOFR + 535	9.02%	10/15/2038	2,550	2,550	2,469
Elmwood CLO 22 Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 480	8.48%	4/17/2038	5,000	5,000	4,880
Elmwood CLO II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 575	9.43%	10/20/2037	6,500	6,500	6,213
Elmwood CLO IX Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 465	8.33%	4/20/2038	1,650	1,644	1,599

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Empower CLO 2023-2 Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 560	9.27%	10/15/2038	2,000	2,000	1,866
Empower CLO 2024-1 Ltd.	Series 2024-1A, Class D1	(4) (5) (7)	SOFR + 375	7.42%	4/25/2037	14,000	14,000	13,864
Generate CLO 18 Ltd.	Series 2024-18A, Class E	(4) (5) (7)	SOFR + 600	9.68%	1/20/2038	3,060	3,060	2,969
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7)	SOFR + 510	8.76%	7/22/2037	6,750	6,750	6,741
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7)	SOFR + 694	10.60%	4/22/2037	6,540	6,489	5,619
Generate CLO 8 Ltd.	Series 8A, Class ER2	(4) (5) (7)	SOFR + 635	10.03%	1/20/2038	2,820	2,820	2,595
GoldenTree Loan Management CLO Ltd.	Series 2024-19A, Class ER	(4) (5) (7)	SOFR + 425	7.93%	7/20/2039	6,500	6,500	6,267
GoldenTree Loan Management CLO Ltd.	Series 2025-27A, Class E	(4) (5) (7)	SOFR + 475	8.43%	1/20/2039	2,000	2,000	1,952
Golub Capital Partners CLO Ltd.	Series 2025-84A, Class E	(4) (5) (7)	SOFR + 490	8.61%	1/20/2039	2,000	2,000	1,933
Golub Capital Partners CLO Ltd.	Series 2019-43A, Class ER	(4) (5) (7)	SOFR + 575	9.43%	10/20/2037	6,750	6,750	6,195
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class ER	(4) (5) (7)	SOFR + 470	8.38%	7/20/2034	4,000	4,000	3,611
Harvest CLO XXIX DAC	Series 29X, Class ER	(4) (5) (16)	EURIBOR + 627	8.47%	7/15/2037	€5,000	5,317	5,681
Henley CLO XIII DAC	Series 13A, Class E	(4) (5) (7)	EURIBOR + 570	7.90%	10/15/2038	€3,880	4,560	4,440
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 700	10.67%	10/15/2037	2,500	2,527	2,364
Invesco U.S. CLO 2024-1 Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	9.17%	4/15/2037	10,000	10,000	10,013
Ivy Hill Middle Market Credit Fund XX Ltd.	Series 20A, Class ER	(4) (5) (7)	SOFR + 750	11.18%	7/19/2037	2,500	2,607	2,433
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7)	SOFR + 505	8.73%	4/20/2036	2,500	2,500	2,481
KKR CLO 36 Ltd.	Series 36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600	5,205	1,545
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 700	10.68%	10/20/2037	2,080	2,080	1,997
KKR CLO 54 Ltd.	Series 2024-54A, Class E	(4) (5) (7)	SOFR + 580	9.47%	1/15/2038	6,100	6,100	5,997
KKR CLO 58 Ltd.	Series 2025-58A, Class E	(4) (5) (7)	SOFR + 530	8.97%	10/15/2038	2,000	2,004	1,969
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7)	SOFR + 460	8.28%	4/20/2037	3,750	3,750	3,727
Madison Park Funding LIV Ltd.	Series 2022-54A, Class ER	(4) (5) (7)	SOFR + 650	10.17%	10/21/2037	750	750	657
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7)	SOFR + 600	9.68%	7/18/2037	5,500	5,500	4,591
Madison Park Funding LVIII Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	10.32%	4/25/2037	6,000	6,000	5,360
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 390	7.58%	4/19/2037	5,000	5,000	4,857
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 665	10.33%	4/19/2037	5,000	5,000	4,421
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7)	SOFR + 640	10.06%	7/22/2037	1,800	1,800	1,546
Magnetite XVII Ltd.	Series 2016-17A, Class ER2	(4) (5) (7)	SOFR + 650	10.18%	4/20/2037	6,400	6,400	6,302
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 711	11.04%	4/23/2034	2,500	2,483	2,350
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13)	SOFR + 720	11.14%	10/17/2034	4,000	3,944	3,418
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375	2,110	1,468
Mountain Point CLO 1 Ltd.	Series 2026-1A, Class E	(4) (5) (7)	SOFR + 600	9.72%	4/20/2039	5,000	5,000	4,928
Neuberger Berman Loan Advisers CLO 36R Ltd.	Series 2020-36RA, Class E	(4) (5) (7)	SOFR + 490	8.58%	7/20/2039	4,270	4,270	4,097
Neuberger Berman Loan Advisers CLO 63 Ltd.	Series 2026-63A, Class E	(4) (5) (7)	SOFR + 440	8.12%	4/16/2039	6,000	6,000	5,850
Oaktree CLO 2019-2 Ltd.	Series 2019-2A, Class DR	(4) (5) (7)	SOFR + 719	10.86%	10/15/2037	4,550	4,509	4,236
Oaktree CLO 2021-1 Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 610	9.77%	1/15/2038	5,750	5,750	5,571
Oaktree CLO 2025-31 Ltd.	Series 2025-31A, Class E	(4) (5) (7)	SOFR + 535	9.02%	7/15/2038	12,000	12,000	11,746

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
OCP CLO 2016-12, Ltd.	Series 2016-12A, Class E1R3	(4) (5) (7)	SOFR + 600	9.68%	10/18/2037	2,750	2,750	2,685
OCP CLO 2020-8R Ltd.	Series 2020-8RA, Class ER2	(4) (5) (7)	SOFR + 470	8.38%	10/17/2038	2,500	2,500	2,418
OCP CLO 2024-31 Ltd.	Series 2024-31A, Class ER	(4) (5) (7)	SOFR + 495	8.63%	4/20/2039	6,250	6,234	6,161
OCP Euro CLO 2017-1 DAC	Series 2017-1X, Class ERR	(4) (5) (16)	EURIBOR + 525	7.39%	7/15/2038	€9,000	10,480	10,033
OCP Euro CLO 2020-4 DAC	Series 2020-4A, Class ERR	(4) (5) (7)	EURIBOR + 560	7.63%	10/20/2039	€3,500	4,068	4,016
OCP Euro CLO 2025-14 DAC	Series 2025-14A, Class E	(4) (5) (7)	EURIBOR + 535	7.38%	10/26/2038	€2,500	2,914	2,823
Octagon 58 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 625	9.92%	4/15/2038	9,500	9,500	9,216
Octagon 62 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 640	10.07%	1/23/2038	2,000	2,000	1,798
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	10.34%	10/20/2036	1,575	1,508	1,447
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500	11,124	1,657
OHA Credit Funding 16-R Ltd.	Series 2023-16RA, Class E	(4) (5) (7)	SOFR + 460	8.28%	10/20/2038	2,500	2,500	2,417
OHA Loan Funding 2015-1 Ltd.	Series 2015-1A, Class ER4	(4) (5) (7)	SOFR + 480	8.48%	10/19/2038	3,500	3,500	3,407
Palmer Square CLO 2018-1 Ltd.	Series 2018-1A, Class DR	(4) (5) (7)	SOFR + 694	10.62%	4/18/2037	3,300	3,316	2,868
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7)	SOFR + 700	10.68%	4/16/2037	8,170	8,172	7,126
Palmer Square CLO 2021-3A Ltd.	Series 2021-3A, Class ER	(4) (5) (7)	SOFR + 545	9.12%	10/15/2038	4,545	4,593	4,357
Palmer Square CLO 2021-4A Ltd.	Series 2021-4A, Class ER	(4) (5) (7)	SOFR + 575	9.42%	7/15/2038	3,500	3,525	3,229
Palmer Square CLO 2022-1A Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 520	8.88%	10/20/2038	2,000	2,000	1,913
Palmer Square CLO 2022-4 Ltd.	Series 2022-4A, Class ER	(4) (5) (7)	SOFR + 550	9.18%	10/20/2037	2,667	2,667	2,619
Palmer Square CLO 2024-2 Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	6,600	5,429	3,312
Palmer Square CLO 2026-1 Ltd.	Series 2026-1A, Class E	(4) (5) (7)	SOFR + 440	8.07%	4/20/2039	4,200	4,200	4,073
Palmer Square European CLO 2022-2 DAC	Series 2022-2A, Class ERR	(4) (5) (7)	EURIBOR + 575	7.95%	1/15/2038	€5,880	6,834	6,612
Palmer Square European CLO 2023-1 DAC	Series 2023-1A, Class ER	(4) (5) (7)	EURIBOR + 570	7.90%	1/15/2038	€8,000	8,452	8,988
Palmer Square European CLO 2023-2 DAC	Series 2023-2A, Class ER	(4) (5) (7)	EURIBOR + 540	7.60%	10/15/2038	€4,100	4,752	4,714
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7)	SOFR + 495	8.62%	4/15/2036	5,000	5,000	4,920
Penta CLO 15 DAC	Series 2023-15A, Class ER	(4) (5) (7)	EURIBOR + 570	7.90%	10/15/2038	€10,000	11,652	11,397
Providus CLO XIII DAC	Series 13X, Class E	(4) (5) (16)	EURIBOR + 500	7.15%	11/19/2039	€8,000	9,365	9,034
RAD CLO 17 Ltd.	Series 2022-17A, Class ER	(4) (5) (7)	SOFR + 625	9.93%	1/20/2038	4,000	4,000	3,653
Reese Park CLO, Ltd.	Series 2020-1A, Class ERR	(4) (5) (7)	SOFR + 600	9.67%	1/15/2038	3,560	3,560	2,991
Regatta 30 Funding Ltd.	Series 2024-4A, Class E	(4) (5) (7)	SOFR + 540	9.07%	1/25/2038	2,560	2,560	2,460
Regatta 35 Funding Ltd.	Series 2025-5A, Class E	(4) (5) (7)	SOFR + 525	8.92%	10/15/2038	4,570	4,570	4,396
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7)	SOFR + 700	10.68%	4/17/2037	5,560	5,560	5,145
Regatta XIX Funding Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 525	8.93%	10/20/2038	2,125	2,125	2,070
Regatta XXIII Funding Ltd.	Series 2021-4A, Class ER	(4) (5) (7)	SOFR + 570	9.37%	10/15/2038	4,000	4,000	3,825
Regatta XXV Funding Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 575	9.42%	7/15/2038	6,250	6,250	5,852
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 685	10.52%	4/25/2037	5,000	5,000	4,781
Riverbank Park CLO Ltd.	Series 2024-1A, Class SUB	(4) (5) (7) (12)			1/25/2038	19,550	14,899	11,120
RR Ltd.	Series 2022-24A, Class DR2	(4) (5) (7)	SOFR + 550	9.17%	1/15/2037	4,760	4,760	4,543
RRE 17 Loan Management DAC	Series 17A, Class DR	(4) (5) (7)	EURIBOR + 520	7.40%	1/15/2041	€3,000	3,481	3,431

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Collateralized Loan Obligations (19.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
RRE 6 Loan Management DAC	Series 6A, Class DR	(4) (5) (7)	EURIBOR + 515	7.35%	10/15/2038	€1,200	1,402	1,371
Silver Point CLO 1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 525	8.93%	1/20/2038	1,363	1,380	1,239
Silver Point CLO 11 Ltd.	Series 2025-11A, Class E	(4) (5) (7)	SOFR + 565	9.32%	7/15/2038	8,500	8,500	7,775
Silver Point CLO 13 Ltd.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 525	8.92%	10/15/2038	2,000	2,000	1,807
Silver Point CLO 14 Ltd.	Series 2025-14A, Class E	(4) (5) (7)	SOFR + 535	9.03%	1/15/2039	2,000	2,000	1,934
Silver Point CLO 7 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 575	9.42%	1/15/2038	3,600	3,600	3,258
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7)	SOFR + 625	9.92%	7/31/2037	6,250	6,250	6,004
Sixth Street CLO XII Ltd.	Series 2018-12A, Class ER2	(4) (5) (7)	SOFR + 505	8.73%	1/17/2039	988	988	954
Sixth Street CLO XIV Ltd.	Series 2019-14A, Class ER2	(4) (5) (7)	SOFR + 465	8.32%	1/20/2038	6,600	6,606	6,311
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7)	SOFR + 605	9.72%	10/24/2037	5,000	5,000	4,846
Sixth Street CLO XVII Ltd.	Series 2021-17A, Class ER	(4) (5) (7)	SOFR + 475	8.43%	4/17/2038	3,000	2,991	2,869
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000	11,637	7,319
Sound Point CLO 35 Ltd.	Series 2022-35A, Class ER	(4) (5) (7)	SOFR + 580	9.47%	4/26/2038	1,670	1,670	1,588
Sound Point CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 685	10.78%	4/25/2034	4,000	3,946	3,118
Symphony CLO XXXIII Ltd.	Series 2022-33A, Class E1R	(4) (5) (7)	SOFR + 535	9.02%	1/24/2038	5,000	5,000	4,568
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	10.37%	4/25/2037	4,700	4,700	4,554
Trimaran CAVU 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 692	10.58%	10/22/2037	6,250	6,222	6,079
Trimaran CAVU 2025-2 Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 540	9.08%	1/20/2039	5,000	5,000	4,838
Trimaran CAVU 2025-3 Ltd.	Series 2025-3A, Class E	(4) (5) (7)	SOFR + 575	9.32%	1/22/2039	6,000	6,000	5,836
Trinitas Euro CLO V DAC	Series 5A, Class ER	(4) (5) (7)	EURIBOR + 580	7.97%	7/25/2039	€2,500	2,944	2,802
Trinitas Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7)	EURIBOR + 595	8.15%	1/15/2039	€10,000	11,607	11,376
Trinitas Euro CLO X DAC	Series 10A, Class E	(4) (5) (7)	EURIBOR + 505	7.19%	11/15/2038	€8,500	10,081	9,714
Twin Brook CLO 2024-1 LLC	Series 2024-1A, Class D	(4) (5) (7)	SOFR + 495	8.63%	7/20/2036	6,500	6,500	6,396
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7)	SOFR + 770	11.38%	7/20/2035	10,000	9,810	5,928
Voya CLO 2020-3, Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			1/20/2038	7,900	4,896	3,660
Voya CLO 2021-2, Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 485	8.53%	4/20/2038	1,000	1,000	968
Voya CLO 2022-4, Ltd.	Series 2024-4A, Class ER	(4) (5) (7)	SOFR + 670	10.38%	4/20/2037	3,105	3,105	3,028
Voya CLO 2024-2, Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650	8,594	6,557
Voya CLO 2025-5 Ltd.	Series 2025-5A, Class E	(4) (5) (7)	SOFR + 480	8.47%	1/15/2039	5,000	5,000	4,834
Voya Euro CLO IX DAC	Series 9A, Class E	(4) (5) (7)	EURIBOR + 560	7.66%	10/15/2038	€2,250	2,642	2,586
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 581	8.01%	4/15/2035	€1,416	1,386	1,565
Voya Euro CLO VIII DAC	Series 8X, Class E	(4) (5) (16)	EURIBOR + 585	8.05%	1/15/2039	€7,970	8,442	9,004
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 630	9.97%	7/15/2037	6,000	6,000	5,020
Woodmont 2025-13, L.P.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 660	10.27%	1/15/2038	6,750	6,750	6,552
Collateralized Loan Obligations Total							$1,001,234	$910,562

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Asset-Backed Securities (6.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Absolute Issuer Co. LLC	Class A	(4) (5)	Diversified Investment Vehicles	SOFR + 225	6.03%	12/20/2033	$9,000	$9,000	$8,982
Absolute Issuer Co. LLC	Class B	(4) (5)	Diversified Investment Vehicles	SOFR + 275	6.53%	12/20/2033	19,500	19,500	19,418
Absolute Issuer Co. LLC	Class C	(4) (5)	Diversified Investment Vehicles	SOFR + 450	8.28%	12/20/2033	8,100	8,100	8,072
Absolute Issuer Co. LLC	Class D	(4) (5) (19)	Diversified Investment Vehicles			12/20/2033	23,400	23,205	23,350
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media	11.71%	11.71%	7/15/2053	10,000	10,000	10,355
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Consumer Finance			5/15/2029	109	—	434
CABF Glamor 2025-1 Trust	Series 2025-1	(4) (5) (19)	Consumer Finance				13,595	10,727	11,336
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 1175	15.38%	11/28/2032	2,000	2,000	2,040
CSS HIL 2024-1 Trust	Class A	(5)	Consumer Finance	7.00%	7.00%	4/20/2050	12,800	12,730	12,995
CSS HIL 2024-1 Trust	Class B	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	2,804	2,737	2,859
CSS HIL 2024-1 Trust	Class C	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	5,318	4,866	5,062
CSS HIL 2024-1 Trust	Class D	(5)	Consumer Finance	7.75%	7.75%	4/20/2050	1,741	1,329	1,344
CSS HIL 2024-1 Trust	Class E	(4) (5) (19)	Consumer Finance			4/20/2050	2,759	3,022	1,333
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (10) (19)	Consumer Finance				9,531	2,253	1,608
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (10) (19)	Consumer Finance				15,238	4,495	3,872
DWDK IV LLC	Class B	(5) (6)	Financial Services	15.00%	15.00%	2/19/2033	29	29	29
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class A1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 300	6.66%	4/10/2038	5,924	5,924	6,006
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class B1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	8.66%	4/10/2038	1,975	1,975	2,035
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class D	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 864	12.30%	4/10/2038	7,899	7,713	8,126
L Catterton Direct Lending Fund Rated Feeder LP	Class A	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 325	6.92%	1/15/2028	5,279	5,279	5,279
L Catterton Direct Lending Fund Rated Feeder LP	Class B	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	8.67%	1/15/2028	2,891	2,891	2,821
L Catterton Direct Lending Fund Rated Feeder LP	Class C	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 800	11.67%	1/15/2028	1,634	1,634	1,560
Mercury Financial Credit Card Master Trust	Series 2025-1A, Class D	(5) (7)	Consumer Finance	11.70%	11.70%	12/22/2031	17,600	17,598	17,565
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	4,583	4,583	4,663
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	7,892	7,892	8,207
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	5,106	5,106	5,209
Monroe Capital CFO I Ltd.	Class A	(4) (5)	Diversified Investment Vehicles	SOFR + 425	8.45%	5/15/2039	48,020	48,020	47,660
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Consumer Finance			3/15/2056	52	53,162	36,839
SoFi Consumer Loan Program 2025-1 Trust	Series 2025-1, Class R1	(4) (5) (7) (19)	Consumer Finance			2/27/2034	124	9,056	7,885
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class BR	(5) (7)	Software	7.06%	7.06%	11/22/2033	3,921	3,920	3,911
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class CR	(5) (7)	Software	8.41%	8.41%	11/22/2033	3,883	3,882	3,862

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Asset-Backed Securities (6.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class DR	(5) (7)	Software	10.51%	10.51%	11/22/2033	2,516	2,516	2,490
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7)	Financial Services	SOFR + 320	6.87%	4/20/2034	3,953	3,953	3,949
VCP RRL ABS III LLC	Series 2024-1A, Class C	(4) (5) (7)	Financial Services	SOFR + 550	9.17%	4/20/2034	8,902	8,902	8,858
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7)	Financial Services	SOFR + 700	10.67%	4/20/2034	4,921	4,921	4,846
Asset-Backed Securities Total								$312,920	$294,860

Investments—Common Stock (3.7% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
48Forty TopCo LLC	(5) (9) (10)	Transportation	1/14/2026	1	$—	$—
Aimbridge Acquisition Co., Inc.	(3) (5) (9) (10)	Hotels, Restaurants & Leisure	3/11/2025	4	211	210
Align Precision Group, LLC	(5) (9) (10)	Aerospace & Defense	7/3/2025	3	1,761	1,615
Apex Group Ltd.	(3) (5) (9) (10)	Financial Services	5/11/2022	0	250	306
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	9,427	—	—
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	5,123	—	—
CABF Guild 2025-1 Intermediary, LLC	(4) (5) (6) (10)	Consumer Finance	10/16/2025	2,682	2,646	2,682
CG Panther Parentco, L.P.	(5) (9) (10)	Energy: Oil & Gas	2/13/2026	55,322	55,322	55,322
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	484	5	13
Cobham Ultra S.a.r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	8	9	27
CSS PL 2024-1 Trust	(4) (5) (10)	Consumer Finance	2/28/2025	1,130	—	520
Dwyer Instruments, Inc.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/21/2021	5	52	142
FPG Parent, LLC	(5) (9) (10)	Consumer Services	7/25/2025	0	6	5
GC Lux Project 11 S.a.r.l.	(5) (9) (10)	Consumer Services	11/14/2025	34,210	45,463	45,053
KRE HYOD Owner, LLC	(5) (9) (10)	Real Estate Management & Development	9/22/2021	124	133	130
L Catterton Direct Lending Fund Rated Feeder LP	(4) (5) (10)	Diversified Investment Vehicles	3/7/2025	270	—	271
Material Holdings, LLC	(5) (9) (10)	Professional Services	3/6/2026	0	—	—
Material Holdings, LLC	(5) (9) (10)	Professional Services	6/14/2024	3	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	10	988	—
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5	523	353
RXR Atlas Mezz, LLC	(5) (9) (10)	Real Estate Management & Development	10/24/2025	398	398	398
RXR Atlas Mezz, LLC	(5) (9) (10)	Real Estate Management & Development	10/24/2025	34	34	34
Santiago Holdings, LP	(4) (5) (6) (10)	Consumer Finance	9/6/2024	74,819	50,377	60,480
Sinch AB	(9) (10)	High Tech Industries	2/25/2022	5	—	14
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200	—	569
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	679	971	1,494
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	1	55	—
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	152	74	217
Common Stock Total					$159,278	$169,855

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Bonds (5.9% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (4.5% of Net Assets)
Apex Structured Holdings Ltd.	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€2,048	$2,382	$2,290
Apex Structured Holdings Ltd.	(5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	$20,809	20,465	20,133
Apex Structured Holdings Ltd.	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	10,449	10,249	10,109
Apex Structured Holdings Ltd.	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€922	1,072	1,031
Apex Structured Holdings Ltd.	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€7,200	8,315	8,052
Athena S.p.A.	(5)	Entertainment	8.00%	8.00%	4/12/2027	€7,352	7,731	8,498
Birsa S.p.A.	(4) (5)	Health Care Providers & Services	EURIBOR + 525	7.33%	6/30/2031	€12,689	13,362	14,374
Birsa S.p.A.	(4) (5)	Health Care Providers & Services	EURIBOR + 550	7.60%	6/30/2031	€7,931	8,343	8,984
Bitnova Bidco S.p.A.	(4) (5) (6)	IT Services	EURIBOR + 550	7.70%	2/19/2033	€16,303	18,706	18,363
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	6/30/2026	€2,813	3,363	2,219
Cartitalia S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	6/30/2026	€2,278	2,691	1,797
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329	9,791	10,944
Cornerstone Building Brands, Inc.	(3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000	4,000	2,367
EVODC Evocative, LLC	(5) (6)	IT Services	8.75%	8.75%	12/12/2030	9,524	9,387	9,310
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Real Estate Management & Development	9.62%	9.62%	12/30/2029	10,890	10,827	10,917
GPC CAR Issuer, LLC	(5)	Independent Power & Renewable Electricity Producers	9.75%	9.75%	12/31/2031	2,373	2,348	2,344
GREC II CWF LLC	(3) (5)	Independent Power & Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820	8,763	8,776
Holding Argon	(4) (5)	Business Services	SOFR + 575	9.42%	4/16/2032	1,112	1,112	1,084
Holding Argon	(4) (5) (6)	Business Services	EURIBOR + 575	8.29%	4/16/2032	€3,513	3,962	3,723
Holding Argon	(4) (5)	Business Services	EURIBOR + 575	7.77%	4/16/2032	€5,054	5,602	5,638
Holding Argon	(4) (5)	Business Services	EURIBOR + 575	7.77%	4/16/2032	€27,799	30,812	31,007
ION Platform Finance US Inc.	(3) (7)	Financial Services	5.75%	5.75%	5/15/2028	3,000	2,950	2,837
ION Platform Finance US Inc.	(3) (7)	Financial Services	7.88%	7.88%	9/30/2032	14,500	14,410	11,181
ION Platform Finance US Inc.	(3) (7)	Financial Services	9.50%	9.50%	5/30/2029	10,000	10,485	9,444
Tolentino S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.55%	6/30/2026	€1,055	1,261	832
Zayo Group Holdings, Inc.	(3) (7)	Telecommunications	9.25%	9.25%	3/9/2030	3,260	3,157	3,237
Secured Total							$215,546	$209,491

Unsecured (1.4% of Net Assets)
Aretec Group, Inc.	(3) (7)	Capital Markets	7.50%	7.50%	4/1/2029	$9,140	$9,199	$9,025
Covanta Holding Corp.	(3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000	2,756	2,820
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800	16,800	17,220
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700	15,700	16,093

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Corporate Bonds (5.9% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
OnePoint SAS	(4) (5) (6) (8)	IT Services	EURIBOR + 9.00% PIK	11.13%	11/3/2031	€10,941	11,686	12,541
OnePoint SAS	(4) (5) (8)	IT Services	EURIBOR + 9.00% PIK	11.13%	11/3/2031	€4,031	4,351	4,636
Six Flags Entertainment Corp.	(3) (7)	Entertainment	8.63%	8.63%	1/15/2032	2,000	2,000	2,004
Unsecured Total							$62,492	$64,339
Corporate Bonds Total							$278,038	$273,830

Investments—Preferred Stock (6.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
48Forty TopCo LLC		(5) (9) (10)	Transportation			1/14/2026	1	$6,447	$5,581
Ampersand Partners AIV Investors, LLC	Series A	(5) (9) (10)	Financial Services			7/9/2025	43	895	911
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (9) (10) (14)	Trading Companies & Distributors			10/19/2022	10	9,458	4,333
Blackbird Purchaser, Inc.		(5) (8) (10)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	22	21,587	21,613
Buckeye Group Holdings, L.P.	Class A-2	(5) (9) (10)	Automotives			12/31/2024	5,123	1,523	—
HIG Intermediate, Inc.	Series A	(5) (10)	Insurance	10.50%	10.50%	12/10/2024	34	33,807	33,974
Integrity Marketing Acquisition, LLC		(5) (8) (10)	Financial Services	10.50% PIK	10.50%	12/21/2021	11,682	11,532	11,482
Material Holdings, LLC	Series A	(5) (9) (10)	Professional Services			3/6/2026	0	—	—
Material Holdings, LLC	Series B	(5) (9) (10)	Professional Services			3/6/2026	0	—	—
Navacord Intermediate Holdings Inc.	Class A	(5) (6) (8) (10)	Financial Services	11.00% PIK	11.00%	2/2/2026	17	12,047	11,789
NearU Holdings LLC	Series C	(5) (8) (10)	Consumer Services	20.00% PIK	20.00%	8/9/2024	1	74	—
OnePoint SAS	Class A	(3) (4) (5) (8) (10)	IT Services	EURIBOR + 9.00% PIK	11.13%	12/23/2025	2	16,935	16,706
PCF Holdco, LLC	Series A	(5) (8) (10) (14)	Insurance	14.00% PIK	14.00%	2/16/2023	15	14,152	15,323
Project Carbo S.a.r.l.		(5) (8) (10)	IT Services	14.17% PIK	14.30%	1/27/2025	53,638	66,288	71,967
Project Roller S.a.r.l.		(5) (8) (10)	Health Care Providers & Services	13.04% PIK	13.04%	3/24/2025	34,208	42,431	44,724
Project Tiger S.a.r.l.		(5) (8) (10)	Professional Services	12.50% PIK	12.50%	3/18/2025	7,752	9,812	9,881
Zippy Shell Incorporated	Series A4	(5) (6) (8) (10)	Commercial Services & Supplies	13.00% PIK	13.00%	5/3/2024	432	29,976	29,952
Preferred Stock Total								$276,964	$278,236

Investments—Warrant (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares	Cost	Fair Value
Jordanes Equity AS	(5) (9) (10)	Beverage, Food & Tobacco	12/27/2024	12/27/2031	156	$1,998	$2,075
Orifarm Holding AS	(5) (9) (10)	Health Care Providers & Services	11/29/2024	11/29/2031	5,852	6,184	8,928
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	215	183
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	814	1,317
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23	432	299
Warrant Total						$9,643	$12,802

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Investments—Money Market Funds (3.9% of Net Assets)	Daily Yield (Annualized)	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	3.56%	178,038	$178,038	$178,038
Money Market Funds Total			$178,038	$178,038

Total Investments, at Fair Value (1)		141.2%	$6,648,007	$6,505,798
Net Other Assets (Liabilities)		(41.2)%		$(1,898,050)
Net Assets		100.0%		$4,607,748

Interest Rate Swaps as of March 31, 2026
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000	$(113)	$(239)
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000	(213)	(152)
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000	(922)	(242)
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000	128	(157)
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000	528	(377)
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000	2,116	(837)
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000	2,619	(789)
Goldman Sachs & Co. LLC	Series I MRP Shares	(17)	3.76%	SOFR	9/9/2030	100,000	491	(700)
Goldman Sachs & Co. LLC	Series J MRP Shares	(17)	3.81%	SOFR	9/8/2032	100,000	461	(654)
Goldman Sachs & Co. LLC	Series K MRP Shares	(17)	3.89%	SOFR	4/2/2035	100,000	275	(509)
Goldman Sachs & Co. LLC	Series L MRP Shares	(17)	3.27%	SOFR	3/12/2029	100,000	(927)	(927)
Goldman Sachs & Co. LLC	Series M MRP Shares	(17)	3.65%	SOFR	6/23/2036	50,000	(1,096)	(1,096)
Total						$900,000	$3,347	$(6,679)
Cash Collateral Pledged / (Received)		(18)				—	1,243	—
Total Interest Rate Swaps						$900,000	$4,590	$(6,679)

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	4/2/2026	USD	11	CAD	15	$0	$0
Macquarie Bank Limited	4/2/2026	USD	171	EUR	146	2	4
Citibank, N.A.	4/7/2026	USD	26	EUR	22	1	1
Goldman Sachs & Co. LLC	4/7/2026	USD	951	EUR	816	8	20
Macquarie Bank Limited	4/7/2026	USD	850	EUR	789	(62)	19
Goldman Sachs & Co. LLC	4/7/2026	USD	136	GBP	100	3	2
Macquarie Bank Limited	4/9/2026	USD	276	EUR	247	(10)	6
Goldman Sachs & Co. LLC	4/14/2026	USD	294	EUR	261	(8)	6

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	4/14/2026	USD	116	EUR	97	4	2
Macquarie Bank Limited	4/27/2026	USD	817	EUR	717	(13)	17
Citibank, N.A.	4/30/2026	USD	6,843	GBP	5,136	46	46
Macquarie Bank Limited	5/4/2026	USD	1,095	EUR	983	(44)	23
Macquarie Bank Limited	5/5/2026	USD	332	CAD	449	8	6
Macquarie Bank Limited	5/6/2026	USD	26	EUR	20	2	4
Goldman Sachs & Co. LLC	5/6/2026	USD	2,544	GBP	1,908	19	64
Macquarie Bank Limited	5/6/2026	USD	151	GBP	116	(2)	3
Goldman Sachs & Co. LLC	5/11/2026	USD	351	GBP	268	(4)	6
Macquarie Bank Limited	5/15/2026	USD	540	EUR	483	(19)	12
Goldman Sachs & Co. LLC	5/15/2026	USD	1,018	GBP	799	(39)	19
Macquarie Bank Limited	5/15/2026	USD	375	GBP	277	8	7
Citibank, N.A.	5/19/2026	USD	11,847	CAD	16,143	218	218
Citibank, N.A.	5/19/2026	USD	87,943	EUR	74,159	2,025	2,025
Macquarie Bank Limited	5/19/2026	USD	73,336	EUR	61,842	1,687	1,687
Citibank, N.A.	5/19/2026	USD	3,454	GBP	2,534	101	101
Goldman Sachs & Co. LLC	5/19/2026	USD	25,984	GBP	19,200	573	573
Macquarie Bank Limited	5/19/2026	USD	33,291	GBP	24,583	757	757
Macquarie Bank Limited	5/29/2026	USD	777	GBP	609	(28)	15
Goldman Sachs & Co. LLC	6/9/2026	USD	566	EUR	493	(6)	12
Macquarie Bank Limited	6/10/2026	USD	20,735	EUR	18,489	(707)	448
Goldman Sachs & Co. LLC	6/30/2026	USD	11,948	EUR	10,701	(472)	259
Goldman Sachs & Co. LLC	6/30/2026	USD	5,536	GBP	4,099	113	153
Macquarie Bank Limited	6/30/2026	USD	24,293	GBP	18,972	(812)	456
Macquarie Bank Limited	7/2/2026	USD	11	CAD	15	0	0
Citibank, N.A.	7/6/2026	USD	165	EUR	138	5	5
Goldman Sachs & Co. LLC	7/6/2026	USD	165	EUR	141	1	3
Macquarie Bank Limited	7/6/2026	USD	1,026	EUR	936	(60)	23
Goldman Sachs & Co. LLC	7/7/2026	USD	614	EUR	525	5	13
Citibank, N.A.	7/7/2026	USD	628	GBP	469	7	7
Macquarie Bank Limited	7/8/2026	USD	2,657	EUR	2,257	37	37
Macquarie Bank Limited	7/9/2026	USD	279	EUR	249	(10)	6
Goldman Sachs & Co. LLC	7/10/2026	USD	11,996	GBP	8,843	296	214
Goldman Sachs & Co. LLC	7/14/2026	USD	296	EUR	262	(8)	6
Macquarie Bank Limited	7/14/2026	USD	177	EUR	150	4	2
Citibank, N.A.	7/16/2026	USD	51,598	EUR	44,090	397	397
Macquarie Bank Limited	8/4/2026	USD	1,124	EUR	1,006	(45)	24

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Goldman Sachs & Co. LLC	8/4/2026	USD	1,089	GBP	838	(20)	20
Macquarie Bank Limited	8/5/2026	USD	338	CAD	458	7	5
Macquarie Bank Limited	8/6/2026	USD	27	EUR	21	2	4
Goldman Sachs & Co. LLC	8/11/2026	USD	363	GBP	277	(4)	7
Goldman Sachs & Co. LLC	8/14/2026	USD	1,023	GBP	803	(38)	20
Macquarie Bank Limited	8/18/2026	USD	32,914	GBP	24,379	675	598
Macquarie Bank Limited	8/25/2026	USD	41,784	GBP	30,876	957	760
Goldman Sachs & Co. LLC	8/28/2026	USD	50,621	GBP	37,405	1,161	1,161
Macquarie Bank Limited	8/28/2026	USD	775	GBP	607	(28)	15
Goldman Sachs & Co. LLC	9/9/2026	USD	573	EUR	497	(6)	12
Citibank, N.A.	9/30/2026	USD	5,146	GBP	3,766	168	168
Macquarie Bank Limited	10/2/2026	USD	11	CAD	15	0	0
Citibank, N.A.	10/5/2026	USD	136	EUR	113	4	4
Goldman Sachs & Co. LLC	10/5/2026	USD	182	EUR	155	2	4
Macquarie Bank Limited	10/5/2026	USD	867	EUR	799	(63)	19
Macquarie Bank Limited	10/6/2026	USD	177	EUR	149	3	4
Goldman Sachs & Co. LLC	10/7/2026	USD	754	EUR	641	8	16
Citibank, N.A.	10/7/2026	USD	626	GBP	468	7	7
Macquarie Bank Limited	10/9/2026	USD	284	EUR	252	(10)	6
Goldman Sachs & Co. LLC	10/14/2026	USD	300	EUR	264	(8)	6
Macquarie Bank Limited	10/14/2026	USD	184	EUR	154	4	2
Macquarie Bank Limited	10/16/2026	USD	43,259	EUR	37,756	(732)	908
Macquarie Bank Limited	10/27/2026	USD	975	EUR	872	(42)	21
Goldman Sachs & Co. LLC	11/3/2026	USD	1,186	GBP	915	(23)	23
Macquarie Bank Limited	11/3/2026	USD	184	GBP	141	(2)	3
Macquarie Bank Limited	11/4/2026	USD	335	CAD	453	7	5
Macquarie Bank Limited	11/4/2026	USD	67	EUR	57	1	1
Macquarie Bank Limited	11/5/2026	USD	27	EUR	21	2	4
Macquarie Bank Limited	11/6/2026	USD	38,636	EUR	34,899	(2,055)	851
Goldman Sachs & Co. LLC	11/10/2026	USD	367	GBP	281	(4)	7
Goldman Sachs & Co. LLC	11/13/2026	USD	1,030	GBP	808	(37)	21
Goldman Sachs & Co. LLC	11/30/2026	USD	30,034	EUR	25,985	(289)	635
Macquarie Bank Limited	11/30/2026	USD	766	GBP	600	(26)	15
Macquarie Bank Limited	12/30/2026	USD	9,662	EUR	8,136	158	199
Macquarie Bank Limited	1/4/2027	USD	11	CAD	15	0	0
Citibank, N.A.	1/5/2027	USD	132	EUR	110	4	4
Goldman Sachs & Co. LLC	1/5/2027	USD	183	EUR	155	2	4

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	1/5/2027	USD	875	EUR	802	(62)	20
Goldman Sachs & Co. LLC	1/7/2027	USD	631	EUR	536	5	13
Citibank, N.A.	1/7/2027	USD	621	GBP	465	8	8
Macquarie Bank Limited	1/8/2027	USD	57,070	EUR	50,612	(2,062)	1,240
Macquarie Bank Limited	1/11/2027	USD	286	EUR	253	(10)	6
Goldman Sachs & Co. LLC	1/14/2027	USD	301	EUR	264	(8)	6
Macquarie Bank Limited	1/14/2027	USD	185	EUR	155	4	2
Goldman Sachs & Co. LLC	1/15/2027	USD	89,996	GBP	70,779	(3,396)	1,860
Macquarie Bank Limited	2/2/2027	USD	1,148	EUR	1,023	(48)	25
Goldman Sachs & Co. LLC	2/2/2027	USD	1,080	GBP	832	(18)	22
Macquarie Bank Limited	2/3/2027	USD	332	CAD	449	6	5
Macquarie Bank Limited	2/3/2027	USD	79	EUR	66	1	2
Macquarie Bank Limited	2/4/2027	USD	27	EUR	21	2	4
Goldman Sachs & Co. LLC	2/11/2027	USD	33	GBP	25	1	1
Macquarie Bank Limited	2/26/2027	USD	752	GBP	590	(25)	16
Citibank, N.A.	3/5/2027	USD	16,063	EUR	13,491	276	276
Goldman Sachs & Co. LLC	3/5/2027	USD	9,281	EUR	7,861	82	194
Macquarie Bank Limited	3/5/2027	USD	42,791	EUR	39,220	(3,105)	967
Citibank, N.A.	3/5/2027	USD	11,919	GBP	8,936	138	138
Macquarie Bank Limited	3/30/2027	USD	15,580	EUR	13,776	(553)	340
Macquarie Bank Limited	4/2/2027	USD	11	CAD	15	0	0
Citibank, N.A.	4/7/2027	USD	1,153	EUR	981	4	4
Goldman Sachs & Co. LLC	4/7/2027	USD	753	EUR	636	8	16
Citibank, N.A.	4/7/2027	USD	29,049	GBP	21,763	373	373
Goldman Sachs & Co. LLC	4/14/2027	USD	295	EUR	259	(7)	6
Macquarie Bank Limited	4/14/2027	USD	183	EUR	153	4	2
Macquarie Bank Limited	4/28/2027	USD	1,431	EUR	1,131	105	209
Macquarie Bank Limited	5/4/2027	USD	1,126	EUR	996	(42)	24
Goldman Sachs & Co. LLC	5/4/2027	USD	1,119	GBP	863	(18)	24
Macquarie Bank Limited	5/4/2027	USD	167	GBP	128	(2)	3
Macquarie Bank Limited	5/5/2027	USD	319	CAD	431	6	5
Goldman Sachs & Co. LLC	5/14/2027	USD	20,702	GBP	15,865	(189)	441
Macquarie Bank Limited	5/28/2027	USD	769	GBP	603	(24)	17
Macquarie Bank Limited	7/2/2027	USD	11	CAD	15	0	0
Citibank, N.A.	7/7/2027	USD	274	EUR	233	1	1
Goldman Sachs & Co. LLC	7/7/2027	USD	636	EUR	537	5	14
Goldman Sachs & Co. LLC	7/14/2027	USD	15,073	EUR	13,182	(407)	332

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	7/14/2027	USD	9,326	EUR	7,769	202	108
Macquarie Bank Limited	8/3/2027	USD	1,086	EUR	960	(43)	24
Goldman Sachs & Co. LLC	8/3/2027	USD	1,077	GBP	830	(14)	24
Macquarie Bank Limited	8/4/2027	USD	16,682	CAD	22,557	218	236
Macquarie Bank Limited	8/4/2027	USD	75	EUR	63	1	2
Macquarie Bank Limited	8/31/2027	USD	770	GBP	603	(23)	18
Macquarie Bank Limited	9/2/2027	USD	486	CAD	658	5	7
Goldman Sachs & Co. LLC	10/7/2027	USD	778	EUR	654	8	17
Macquarie Bank Limited	10/25/2027	USD	57,484	EUR	50,836	(2,382)	1,265
Macquarie Bank Limited	10/27/2027	USD	4,270	EUR	3,574	61	92
Goldman Sachs & Co. LLC	10/29/2027	USD	42,904	GBP	33,204	(685)	1,000
Macquarie Bank Limited	10/29/2027	USD	3,639	GBP	2,799	(35)	82
Macquarie Bank Limited	11/12/2027	USD	33,580	GBP	26,421	(1,096)	801
Macquarie Bank Limited	11/30/2027	USD	68,905	EUR	62,386	(4,634)	1,613
Macquarie Bank Limited	12/27/2027	USD	64,100	NOK	727,697	(9,996)	(2,482)
Goldman Sachs & Co. LLC	12/30/2027	USD	49,141	EUR	43,349	(2,000)	1,127
Goldman Sachs & Co. LLC	12/31/2027	USD	30,274	EUR	25,462	235	638
Citibank, N.A.	1/7/2028	USD	563	EUR	476	2	2
Macquarie Bank Limited	1/24/2028	USD	87,951	EUR	80,457	(7,031)	2,082
Citibank, N.A.	2/15/2028	USD	19,825	EUR	16,303	567	567
Macquarie Bank Limited	3/31/2028	USD	64,462	EUR	56,444	(2,282)	1,481
Citibank, N.A.	4/7/2028	USD	14,246	EUR	12,008	44	44
Macquarie Bank Limited	9/26/2028	USD	12,135	CAD	16,463	29	167
Citibank, N.A.	2/6/2029	USD	6,429	EUR	5,252	166	166
Total						$(33,867)	$28,944
Cash Collateral Pledged / (Received)						—	—
Total Forward Foreign Currency Contracts						$(33,867)	$28,944

* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”), Canadian Dollar (“C$”), Euro (“€”), or Norwegian Krone (“kr”).
(1) All of the Fund’s Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of March 31, 2026 represented 141.2% of the Fund’s net assets or 94.2% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “OCPC SPV”). See Note 1, Organization. As of March 31, 2026, the aggregate fair value of these securities is $2,676,662, or 41.1% of the Fund’s Total Investments, at Fair Value.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2026
(amounts in thousands)
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis-Point spread. Stated interest rate represents the “all-in” rate as of March 31, 2026. Reference Rates are defined as follows:

CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of March 31, 2026, the reference rates for our variable rate loans were the daily SOFR at 3.68%, the 30-day SOFR at 3.66%, the 90-day SOFR at 3.68%, the 180-day SOFR at 3.70%, the 30-day CORRA at 2.27%, the 30-day EURIBOR at 1.89%, the 90-day EURIBOR at 2.08%, the 180-day EURIBOR at 2.48%, the daily SONIA at 3.73%, and the daily PRIME rate at 6.75%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3, Fair Value Measurements.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 5, Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2026, the aggregate fair value of these securities is $1,036,991, or 22.5% of the Fund's net assets.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of March 31, 2026, the aggregate fair value of these securities is $466,373, or 10.1% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders, which has been included in the spread of each applicable investment. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB, M1, and M2 are considered equity tranches of collateralized loan obligation (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of March 31, 2026.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2026, the aggregate fair value of these securities is $48,543 or 1.1% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of March 31, 2026, there was $1,243 of cash collateral available to offset with Macquarie Bank Limited.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Barracuda SPV LLC (the “Barracuda SPV”). See Note 1, Organization. As of March 31, 2026, the aggregate fair value of these securities is $693,325, or 10.7% of the Fund’s Total Investments, at Fair Value.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of March 31, 2026
(amounts in thousands, except share and per share data, unless otherwise indicated)

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiaries, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “OCPC SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The OCPC SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2026, the Fund’s net assets were $4,607,748, of which $2,047,398, or 44.4%, is represented by the OCPC SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2026, CTAC Bedford had no net assets.
CTAC Barracuda SPV LLC (the “Barracuda SPV”) is a Delaware limited liability company that was formed on October 18, 2024. Barracuda SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2026, the net assets of the Barracuda SPV were $353,584, which represents 7.7% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed/dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The Fund may invest a substantial portion of its assets in credit instruments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit instruments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
To qualify as a RIC, the Fund must, among other things, meet certain specified source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated schedule of investments has been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated schedule of investments includes the accounts of the Fund and its wholly owned subsidiaries, the OCPC SPV, Barracuda SPV, and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to, the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the three month period ended March 31, 2026, there were transfers of $9,791 into Level 3 and no transfers out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of March 31, 2026:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$847,783	$3,507,115	$4,354,898
Second Lien Debt	—	7,445	25,272	32,717
Corporate Bonds
Secured	—	40,010	169,481	209,491
Unsecured	—	13,849	50,490	64,339
Collateralized Loan Obligations	—	—	910,562	910,562
Asset-Backed Securities	—	—	294,860	294,860
Preferred Stock	—	—	278,236	278,236
Common Stock	14	—	169,841	169,855
Warrants	—	—	12,802	12,802
Money Market Funds	178,038	—	—	178,038
Total Investments, at Fair Value	$178,052	$909,087	$5,418,659	$6,505,798
Interest Rate Swaps	$—	$3,347	$—	$3,347
Forward Foreign Currency Contracts	—	(33,867)	—	(33,867)

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(amounts in thousands, except share and per share data, unless otherwise indicated)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Three Months Ended March 31, 2026
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$3,563,234	$88,956	$233,025	$50,997	$939,474	$316,183	$252,524	$111,687	$14,263	$5,570,343
Purchases	278,641	159	28,162	463	112,339	893	30,320	57,364	—	508,341
Sales and paydowns	(306,078)	(61,232)	(84,105)	—	(78,850)	(18,456)	(345)	(3,769)	(1,420)	(554,255)
Accretion of discount (premium)	4,297	580	(9,735)	10	82	16	41	—	—	(4,709)
Net realized gains (losses)	(16,870)	—	(37)	—	(62)	—	—	49	(673)	(17,593)
Net change in unrealized appreciation (depreciation)	(25,900)	(3,191)	2,171	(980)	(62,421)	(3,776)	(4,304)	4,510	632	(93,259)
Transfers into Level 3	9,791	—	—	—	—	—	—	—	—	9,791
Transfers out of Level 3	—	—	—	—	—	—	—	—	—	—
Balance, end of period	$3,507,115	$25,272	$169,481	$50,490	$910,562	$294,860	$278,236	$169,841	$12,802	$5,418,659
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$(40,232)	$(2,755)	$(3,272)	$(980)	$(62,033)	$(3,783)	$(4,214)	$4,667	$(34)	$(112,636)

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(amounts in thousands, except share and per share data, unless otherwise indicated)

The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued using an asset approach, which is based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of asset-backed securities (“ABS”) is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using an income approach, market approach, and/or consensus pricing. The income approach typically uses a discounted cash flow analysis of the portfolio company. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies.

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(amounts in thousands, except share and per share data, unless otherwise indicated)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of March 31, 2026:

	Fair Value as of March 31, 2026	Valuation Techniques	Significant Unobservable Inputs	Range				Weighted Average		Impact to Valuation from Increase in Input
				Low		High
Corporate Loans
First Lien Debt	$3,260,199	Income Approach	Discount Rate	7.8%		21.1%		10.8%		Lower
	190,318	Consensus Pricing	Indicative Quotes	29.42		100.29		94.66		Higher
	56,598	Market Approach	Comparable Multiple	7.75	x	11.00	x	9.23	x	Higher
Second Lien Debt	23,422	Income Approach	Discount Rate	14.3%		18.6%		17.8%		Lower
	1,850	Consensus Pricing	Indicative Quotes	92.50		92.50		92.50		Higher
Corporate Bonds
Secured	151,118	Income Approach	Discount Rate	7.4%		21.1%		11.8%		Lower
	18,363	Consensus Pricing	Indicative Quotes	98.00		98.00		98.00		Higher
Unsecured	50,490	Income Approach	Discount Rate	8.4%		12.7%		9.8%		Lower
Collateralized Loan Obligations	909,510	Consensus Pricing	Indicative Quotes	1.07		100.21		90.96		Higher
	1,052	Income Approach	Discount Rate	20.0%		20.0%		20.0%		Lower
Asset-Backed Securities	193,837	Income Approach	Discount Rate	2.4%		18.7%		8.0%		Lower
	101,023	Consensus Pricing	Indicative Quotes	1.00		71,000.00		26,443.79		Higher
Preferred Stock	255,622	Income Approach	Discount Rate	12.1%		16.4%		14.6%		Lower
	11,789	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%		Higher
	10,825	Market Approach	Comparable Multiple	9.50	x	17.15	x	13.69	x	Higher
Common Stock	109,135	Income Approach	Discount Rate	5.1%		22.0%		20.5%		Lower
	55,322	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%		Higher
	4,951	Market Approach	Comparable Multiple	7.87	x	20.75	x	13.37	x	Higher
	433	Asset Approach	N/A	—		—		—		N/A
Warrants	12,802	Market Approach	Comparable Multiple	10.50	x	16.25	x	11.29	x	Higher
Total Level 3 Investments	$5,418,659
4. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the U.S. Securities and Exchange Commission.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by

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(amounts in thousands, except share and per share data, unless otherwise indicated)

the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund it advises in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity; however, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants, are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price and the value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer's principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, including fluctuations in supply and demand; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is

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(amounts in thousands, except share and per share data, unless otherwise indicated)

typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition, or threatened imposition, of economic sanctions, including tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition or threatened imposition of tariffs, trade restrictions, currency restrictions, and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic disruptions in the sanctioned country and in countries with economic ties to the sanctioned country. When the United States is a significant trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases, resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.
Interest Rate Risk
As of March 31, 2026, on a fair value basis, approximately 9% of the Fund’s debt investments bear interest at a fixed rate and approximately 91% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Artificial Intelligence Risks
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of, AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies.
The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in AI-related businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
5. COMMITMENTS AND CONTINGENCIES
As of March 31, 2026, the Fund had unfunded commitments to fund delayed draw and revolving debt of $443,966 and $146,626, respectively, along with equity investments of $25,483. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Schedule of Investments.

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
1251 Insurance Distribution Platform Payco, LP	Revolver		0.50%	$954	$(7)
AAH Topco, LLC	Delayed Draw		1.00%	525	(3)
Addev Group, Inc.	Delayed Draw	(1)	—%	5,136	(103)
Advanced Web Technologies Holding Company	Revolver		0.50%	796	(8)
Align Precision Group, LLC	Delayed Draw		1.00%	77	—
Allied Benefit Systems Intermediate, LLC	Delayed Draw		1.00%	5,079	(28)
Alpine Acquisition Corp. II	Delayed Draw		—%	194	—
Alpine Acquisition Corp. II	Revolver		—%	776	—
AmpersCap LLC	Delayed Draw		1.00%	25,780	(218)
AP Plastics Acquisition Holdings, LLC	Delayed Draw		1.00%	580	(1)
AP Plastics Acquisition Holdings, LLC	Revolver		0.50%	220	—
Apex Companies Holdings, LLC	Delayed Draw		1.00%	15,516	(98)
Appriss Health, LLC	Revolver		0.50%	965	(1)
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310	—
Artifact Bidco, Inc.	Revolver		0.30%	3,079	—
Ascend Buyer, LLC	Revolver		0.50%	2,105	(8)
Associations, Inc.	Delayed Draw		—%	1,581	—
Associations, Inc.	Revolver		0.50%	2,441	—
Athlete Buyer, LLC	Revolver		0.50%	569	(88)
Atlas US Finco, Inc.	Revolver		0.50%	1,740	—
AuditBoard, Inc.	Revolver		0.50%	2,857	(42)
Azuria Water Solutions, Inc.	Delayed Draw		—%	—	—
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,385	—
BCTO Bobsled Purchaser, Inc.	Delayed Draw		0.50%	4,412	(29)
BCTO Bobsled Purchaser, Inc.	Revolver		—%	1,324	(9)
Big Bus Tours Bidco Ltd.	Delayed Draw		1.50%	1,751	(109)
Bingo Group Buyer, Inc.	Delayed Draw		—%	5,515	(45)
Bingo Group Buyer, Inc.	Revolver		0.50%	993	(8)
Bitnova Bidco S.p.A.	Delayed Draw	(1)	1.30%	5,163	(103)
Bullhorn, Inc.	Delayed Draw		1.00%	1,387	(15)
Bullhorn, Inc.	Revolver		0.50%	1,198	(13)
BusinesSolver.com, Inc.	Delayed Draw		—%	1,615	(25)
BusinesSolver.com, Inc.	Revolver		0.50%	719	(11)
CABF Guild 2025-1 Intermediary, LLC	Equity	(2)	—%	16,685	—

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Celerion Buyer, Inc.	Revolver		0.50%	125	—
Cliffwater LLC	Revolver		0.50%	2,599	(20)
Coupa Holdings, LLC	Delayed Draw		1.00%	578	—
Coupa Holdings, LLC	Revolver		0.50%	443	—
CST Holding Company	Revolver		0.50%	165	—
Dance Midco S.a.r.l.	Delayed Draw	(1)	1.00%	6,624	(83)
Deerfield Dakota Holding, LLC	Revolver		0.50%	4,444	(85)
Denali Intermediate Holdings, Inc.	Revolver		0.50%	719	(6)
Denali Midco 2, LLC	Delayed Draw		2.00%	2,814	(16)
Diligent Corporation	Delayed Draw		1.00%	5,160	(145)
Diligent Corporation	Revolver		0.50%	2,683	(76)
DWDK IV LLC	Delayed Draw		—%	271	—
Dwyer Instruments, Inc.	Revolver		0.50%	3,003	—
Edition Holding, Inc.	Delayed Draw		1.00%	1,359	(14)
Edition Holding, Inc.	Revolver		0.50%	565	(6)
Einstein Parent, Inc.	Revolver		0.50%	4,713	(206)
Ellkay, LLC	Revolver		0.50%	986	(21)
Embark Intermediate Holdings, LLC	Delayed Draw		1.00%	4,762	(44)
Embark Intermediate Holdings, LLC	Revolver		0.50%	1,095	(10)
Enkindle Ltd.	Delayed Draw	(1)	1.00%	3,055	(92)
Espresso Bidco Inc.	Delayed Draw		1.00%	517	(7)
Espresso Bidco Inc.	Revolver		0.50%	2,854	(39)
Essential Services Holding Corp.	Delayed Draw		1.00%	5,948	(43)
Essential Services Holding Corp.	Revolver		0.50%	2,231	(16)
EVODC Evocative, LLC	Delayed Draw		2.00%	4,690	(94)
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	1,869	(12)
Excel Fitness Holdings, Inc.	Revolver		0.50%	223	(1)
Excelitas Technologies Corp.	Delayed Draw		1.00%	7,411	(5)
Excelitas Technologies Corp.	Revolver		0.40%	1,940	(1)
First Eagle Holdings, Inc.	Delayed Draw		—%	—	—
FPG Intermediate Holdco, LLC	Delayed Draw		—%	4	—
Fullsteam Operations LLC	Delayed Draw		1.00%	2,721	(42)
Fullsteam Operations LLC	Revolver		0.50%	907	(14)
Generator U.S. Buyer, Inc.	Revolver	(1)	0.50%	1,997	(26)
GI DI Emerald Intermediate Ltd.	Delayed Draw		—%	5,085	(51)
GI DI Emerald Intermediate Ltd.	Revolver		0.50%	2,542	(25)
Goose Borrower, L.P.	Revolver		0.50%	2,393	(24)
Greenhouse Software, Inc.	Revolver		0.50%	802	(4)
GS AcquisitionCo, Inc.	Revolver		0.50%	310	(7)
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Delayed Draw		0.50%	10,289	145
Gymspa SAS	Delayed Draw	(1)	1.80%	1,600	(8)
Heartland Home Services, Inc.	Revolver		0.50%	85	(2)
Hercules Borrower, LLC	Revolver		0.40%	720	—
HIG Intermediate, Inc.	Delayed Draw		0.50%	14,049	(61)
Holding Argon	Delayed Draw	(1)	1.00%	9,443	(236)
Hoosier Intermediate, LLC	Revolver		0.40%	1,800	—
Horizon Avionics Buyer, LLC	Delayed Draw		0.50%	316	(1)
Horizon Avionics Buyer, LLC	Revolver		0.50%	126	—
HS Spa Holdings Inc.	Revolver		0.50%	795	(8)
Hyphen Solutions, LLC	Delayed Draw		1.00%	837	(13)
Hyphen Solutions, LLC	Revolver		0.50%	502	(8)
IceFall Parent, Inc.	Revolver		0.30%	1,240	(2)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
iCIMS, Inc.	Revolver		0.50%	2,097	(63)
IEM New Sub 2, LLC	Delayed Draw		—%	3,293	(13)
IG Investments Holdings, LLC	Revolver		0.50%	325	—
IQN Holding Corp.	Revolver		0.40%	204	(4)
Iron Infinity Buyer Sub, Inc.	Delayed Draw		—%	10,231	(131)
Iron Infinity Buyer Sub, Inc.	Revolver		—%	4,213	(54)
Janney Montgomery Scott, LLC	Delayed Draw		1.60%	929	(2)
Jawbreaker Parent, Inc.	Delayed Draw		0.50%	9,357	(94)
Jawbreaker Parent, Inc.	Revolver		—%	2,689	(27)
L Catterton Direct Lending Fund Rated Feeder LP	Delayed Draw		—%	49,391	(119)
LDS Intermediate Holdings, LLC	Delayed Draw		1.00%	7,796	(72)
LDS Intermediate Holdings, LLC	Revolver		0.50%	4,155	(38)
Leo BuyerCo, LLC	Delayed Draw		1.00%	2,571	(22)
Leo BuyerCo, LLC	Revolver		0.50%	1,629	(14)
Lofty Brickell, LLC	Delayed Draw		0.50%	16,471	(165)
Material Holdings, LLC	Delayed Draw		—%	822	—
Material Holdings, LLC	Revolver		—%	144	—
Matterhorn Finco, Inc.	Revolver		0.50%	2,222	(22)
Meca Dev SAS	Delayed Draw	(1)	—%	7,989	(220)
Merative LP	Delayed Draw		0.50%	5,647	28
Merative LP	Revolver		0.50%	4,941	—
Mindbody, Inc.	Revolver		0.50%	1,074	(16)
Monarch Buyer, Inc.	Delayed Draw		0.50%	6,673	(67)
Monarch Buyer, Inc.	Revolver		0.40%	2,741	(28)
More Cowbell II, LLC	Delayed Draw		0.50%	1,112	—
More Cowbell II, LLC	Revolver		0.50%	2,225	—
Navacord Intermediate Holdings Inc.	Equity	(1) (3)	—%	2,959	(72)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	2,307	(9)
NEFCO Holding Company, LLC	Revolver		0.50%	1,230	(5)
North Haven Fairway Buyer, LLC	Delayed Draw		1.00%	939	(5)
North Haven Fairway Buyer, LLC	Revolver		0.50%	1,308	(7)
Nuzoa Bidco, S.L.U.	Delayed Draw	(1)	1.30%	3,331	(58)
Oak Purchaser, Inc.	Delayed Draw		0.50%	1,373	(25)
Oak Purchaser, Inc.	Revolver		0.50%	824	(8)
OEConnection, LLC	Delayed Draw		0.50%	6,673	(26)
OEConnection, LLC	Revolver		0.50%	1,757	(7)
OEI, Inc.	Delayed Draw		—%	10,651	(67)
OEI, Inc.	Revolver		0.50%	4,260	(27)
OnePoint SAS	Delayed Draw	(1)	2.20%	8,484	(42)
Optimizely North America, Inc.	Revolver		0.50%	1,023	(30)
Orthrus Ltd.	Delayed Draw	(1)	1.00%	2,228	(22)
PAM Bidco Ltd.	Delayed Draw	(1)	3.20%	2,545	(51)
PAM Bidco Ltd.	Delayed Draw	(1)	2.20%	8,714	(131)
Parabellum Partners IV Leveraged Return, LP	Delayed Draw		—%	29,968	—
PDI TA Holdings, Inc.	Revolver		0.50%	154	(6)
Pinnacle Buyer, LLC	Delayed Draw		—%	484	—
Portugal Street East Limited	Delayed Draw	(1)	2.00%	2,252	—
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	7,901	(151)
PPV Intermediate Holdings, LLC	Revolver		0.50%	423	(2)
Prophix Software Inc.	Delayed Draw		—%	1,176	(5)
Prophix Software Inc.	Revolver		0.50%	322	(1)
Propio LS, LLC	Revolver		0.50%	46	(1)
PROS Parent, Inc.	Revolver		0.40%	3,198	(8)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
PXO Holdings I Corp.	Revolver		0.50%	848	(17)
QBS Parent, Inc.	Delayed Draw		0.50%	5,288	(47)
QBS Parent, Inc.	Revolver		0.50%	5,227	(47)
Radwell Parent LLC	Revolver		0.40%	1,070	(5)
Raven Acquisition Holdings, LLC	Delayed Draw		0.50%	556	(11)
Rialto Management Group, LLC	Revolver		0.40%	1,462	(3)
Rome Bidco Ltd.	Delayed Draw	(1)	2.70%	578	10
Rotation Buyer, LLC	Delayed Draw		1.00%	1,692	(28)
Rotation Buyer, LLC	Revolver		0.50%	852	(14)
Santiago Holdings, LP	Equity	(2)	—%	181	(35)
Savor Acquisition, Inc.	Delayed Draw		—%	259	—
SCHP Purchaser, Inc.	Revolver		0.50%	2,067	(18)
SCP Eye Care HoldCo, LLC	Revolver		0.50%	14	—
Seahawk Bidco, LLC	Delayed Draw		1.00%	1,090	(5)
Seahawk Bidco, LLC	Delayed Draw		—%	11,928	(50)
Seahawk Bidco, LLC	Revolver		0.50%	2,887	(12)
Sigma Irish AcquiCo Ltd.	Delayed Draw		0.50%	3,859	(68)
Smarsh, Inc.	Delayed Draw		1.00%	907	(7)
Smarsh, Inc.	Revolver		0.50%	602	(5)
Speciality Pharma III Inc.	Revolver		0.50%	2,779	(11)
Speedstar Holding, LLC	Delayed Draw		1.00%	1,314	(65)
Spotless Brands, LLC	Delayed Draw		1.00%	9,548	(81)
Spotless Brands, LLC	Revolver		0.50%	1,096	—
Summit Bidco, Inc.	Delayed Draw	(1)	1.00%	4,086	(34)
Summit Bidco, Inc.	Revolver	(1)	0.50%	2,075	(17)
Tank Holding Corp.	Revolver		0.40%	1,655	(166)
The Chartis Group, LLC	Delayed Draw		1.00%	7,967	—
The Chartis Group, LLC	Revolver		0.50%	4,780	48
Total Power Limited	Delayed Draw	(1)	1.00%	1,481	(19)
Trintech, Inc.	Delayed Draw		0.80%	1,593	(33)
Trintech, Inc.	Revolver		0.50%	1,195	(25)
Trio Bidco, Inc.	Delayed Draw		—%	667	(22)
Tufin Software North America, Inc.	Revolver		0.50%	3,100	(10)
UFT Buyer LLC	Delayed Draw		—%	4,650	(40)
UFT Buyer LLC	Revolver		0.50%	1,842	(16)
Vertex BidCo S.p.A.	Delayed Draw	(1)	0.30%	5,430	(122)
Victors Purchaser, LLC	Delayed Draw		—%	532	(1)
Victors Purchaser, LLC	Revolver		0.50%	1,012	(1)
Whitney Merger Sub, Inc.	Revolver		0.50%	2,448	(47)
Wineshipping.com, LLC	Delayed Draw		—%	1,171	(383)
Wineshipping.com, LLC	Revolver		0.50%	238	(78)
YLG Holdings, Inc.	Delayed Draw		1.00%	39	—
YLG Holdings, Inc.	Revolver		0.50%	45	—
Zippy Shell Incorporated	Equity	(4)	—%	5,658	(170)
Total Unfunded Commitments				$616,075	$(5,965)
(1) Par / Principal Amount is converted to USD using the applicable exchange rate: USD/CAD of 1.39, USD/EUR of 0.87, or USD/GBP of 0.76.
(2) Par / Principal Amount is based on the issuance price of $1.00 per share.
(3) Par / Principal Amount is based on the issuance price of $1,000.00 per share.
(4) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.
6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated schedule of investments was issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on March 17, 2026 and ending on April 7, 2026 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
April 7, 2026	28,703,006	$8.04	$230,864	28,703,006	5.00%	5.00%